J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.18

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	XXXX	304700315	Closed	2025-05-22 10:26	2025-07-08 14:04	Acknowledged	2 - Non-Material	C	B	Compliance	Mavent	Fees: Limited	Waived-Per External Counsel Appropriate to Waive as B Grade - Due Diligence Vendor-05/23/2025
														Open-The total of all fees paid by the borrower to the lender ($XXXX) exceeds 2% of the loan amount ($XXXX). The XXXX, Brokerage, and Servicing Act limits the brokerage commission to 2% of the loan amount. Brokerage commissions include all fees paid to parties for services performed in the origination and placement of mortgage loans with third party lenders, whether the loans are closed directly in the name of the lender or in the name of another party with the intention to sell and transfer the loan; provided such sale or transfer is completed within one year from closing. (XXXX) xxx - Due Diligence Vendor-05/22/2025		Waived-Per External Counsel Appropriate to Waive as B Grade - Due Diligence Vendor-05/23/2025	XXXX			TN	Primary Residence	Refinance	Cash Out - Other	4216383	Investor Post-Close	No
XXXX	XXXX	304700315	Closed	2025-05-16 00:23	2025-06-18 14:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Credit Report is Missing	Resolved-Borrower 2 Credit Report is not missing. - Due Diligence Vendor-06/18/2025

Ready for Review-Document Uploaded. Credit Report Provided  - Seller-06/17/2025

Counter-Document provided is a discount point fee disclosure. Please provided credit report for B2. - Due Diligence Vendor-06/13/2025

Ready for Review-uploaded  - Buyer-06/12/2025

Counter-This finding is requesting the missing credit report for borrower 2. - Due Diligence Vendor-05/28/2025

Ready for Review-Document Uploaded. Loan has bona fide discount points please rescind  - Seller-05/23/2025

														Open-Borrower 2 Credit Report is Missing. Missing B2 credit report. - Due Diligence Vendor-05/16/2025	Ready for Review-Document Uploaded. Credit Report Provided - Seller-06/17/2025 Ready for Review-Document Uploaded. Loan has bona fide discount points please rescind - Seller-05/23/2025	Resolved-Borrower 2 Credit Report is not missing. - Due Diligence Vendor-06/18/2025	XXXX			TN	Primary Residence	Refinance	Cash Out - Other	4159800	N/A	N/A
XXXX	XXXX	304700315	Closed	2025-05-27 17:07	2025-05-28 07:40	Resolved	1 - Information	B	A	Compliance	Compliance	Loan is classified as a Federal Higher Priced Mortgage Loan but passed the associated loan requirements	Resolved-This 2nd lien loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Rate lock date was entered correctly – see Pg#’s 62. An interior and exterior appraisal was completed for this property – see pg 255, per the other considerations section of Initial LE issued within 3 business days from the application date, a copy of the appraisal was given to the borrower – see Pg#’s 51. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-05/28/2025

Open-Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13) - The loan's (10.01%) APR equals or exceeds the Federal HPML threshold of (9.58%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.08%).(12 CFR 1026.35(a)(1)(iii)) - Due Diligence Vendor-05/27/2025	Resolved-This 2nd lien loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Rate lock date was entered correctly – see Pg#’s 62. An interior and exterior appraisal was completed for this property – see pg 255, per the other considerations section of Initial LE issued within 3 business days from the application date, a copy of the appraisal was given to the borrower – see Pg#’s 51. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-05/28/2025

																	XXXX			TN	Primary Residence	Refinance	Cash Out - Other	4250847	N/A	N/A
XXXX	XXXX		304700315	Closed	2025-05-28 07:51	2025-05-28 07:51	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-The loan's (10.01%) APR equals or exceeds the Federal HPML threshold of (9.68%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.18%).(12 CFR 1026.35(a)(1)(iii)) x - Due Diligence Vendor-05/28/2025		Resolved-The loan's (10.01%) APR equals or exceeds the Federal HPML threshold of (9.68%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.18%).(12 CFR 1026.35(a)(1)(iii)) x - Due Diligence Vendor-05/28/2025	XXXX			TN	Primary Residence	Refinance	Cash Out - Other	4255182	N/A	N/A
XXXX	XXXX		304700328	Closed	2025-05-20 02:19	2025-06-09 17:05	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited FICO is less than Guideline requirements	Waived-Exception Approved - Due Diligence Vendor-06/09/2025 Unable to Resolve-Unable to Resolve-Document Uploaded. XXXXapproves exception client received price adjustment for FICO exception - Buyer-06/06/2025 Open-Audited FICO of 650 is less than Guideline FICO of 680 Qualifying FICO per GLs is 680, Verified FICO per review is 650. Missing exception for loan approved with FICO below GL requirements. - Due Diligence Vendor-05/20/2025		Waived-Exception Approved - Due Diligence Vendor-06/09/2025	XXXX		>$11K residual income 43% DTI, max is 50%	FL	Primary Residence	Refinance	Cash Out - Other	4188127	Investor Post-Close	No
XXXX	XXXX	304700328	Closed	2025-05-20 02:58	2025-05-23 12:53	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-The loan's (10.41%) APR equals or exceeds the Federal HPML threshold of (10.37%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.87%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow . Rate lock date was entered correctly – see Pg#’s 213 & 222 An interior and exterior appraisal was completed for this property – see pg 41-48 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 212 , and copy of the appraisal was given to the borrower – see Pg#’s 288 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-05/20/2025	Resolved-The loan's (10.41%) APR equals or exceeds the Federal HPML threshold of (10.37%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.87%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow . Rate lock date was entered correctly – see Pg#’s 213 & 222 An interior and exterior appraisal was completed for this property – see pg 41-48 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 212 , and copy of the appraisal was given to the borrower – see Pg#’s 288 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-05/20/2025

																	XXXX			FL	Primary Residence	Refinance	Cash Out - Other	4188223	N/A	N/A
XXXX	XXXX		304638956	Closed	2025-05-21 04:38	2025-06-05 04:43	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title coverage not present in title document in file, Provided Updated title Document, Changes made in system, Finding Resolved - Due Diligence Vendor-06/05/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/05/2025 Ready for Review-Document Uploaded. Uploaded for review - Buyer-06/04/2025 Open-Title Coverage Amount of $XXXX is Less than Loan Amount Title coverage amount is less than loan amount. - Due Diligence Vendor-05/21/2025		Resolved-Title coverage not present in title document in file, Provided Updated title Document, Changes made in system, Finding Resolved - Due Diligence Vendor-06/05/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/05/2025	XXXX			WA	Primary Residence	Refinance	Cash Out - Other	4201253	N/A	N/A
XXXX	XXXX		304685927	Closed	2025-05-27 01:24	2025-06-03 02:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Requested 3rd Party VOE that is within the 10 Business days from closing provided hence resolved. - Due Diligence Vendor-06/03/2025 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/03/2025 Ready for Review-Document Uploaded. Uploaded for review - Buyer-06/03/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing Borrower 1 3rd Party VOE Prior to Close - Due Diligence Vendor-05/27/2025		Resolved-Requested 3rd Party VOE that is within the 10 Business days from closing provided hence resolved. - Due Diligence Vendor-06/03/2025 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/03/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4240477	N/A	N/A
XXXX	XXXX		304685927	Closed	2025-05-29 11:10	2025-06-02 12:43	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Final policy provided, resolved. - Due Diligence Vendor-06/02/2025 Ready for Review-Document Uploaded. Uploaded for review - Seller-05/31/2025 Open-Title Coverage Amount of $0 is Less than Loan Amount Policy provided is missing coverage amount. - Due Diligence Vendor-05/29/2025	Ready for Review-Document Uploaded. Uploaded for review - Seller-05/31/2025	Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Final policy provided, resolved. - Due Diligence Vendor-06/02/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4272140	N/A	N/A
XXXX	XXXX		304685927	Closed	2025-05-27 03:28	2025-06-02 06:24	Resolved	1 - Information	D	A	Compliance	Missing Doc	Consumer Caution and Home Owner Counseling Notice is Missing	Resolved-Primary Refinance Consumer Caution and Homeowner Counseling is not a mandatory document, updated N/A & Condition resolved. - Due Diligence Vendor-06/02/2025 Resolved-Consumer Caution and Home Owner Counseling Notice is Present or Not Applicable - Due Diligence Vendor-06/02/2025 Ready for Review-Per seller Consumer Caution and Home Owner Counseling Notice is needed for High Cost loans and this is not one. - Buyer-05/30/2025 Open-Consumer Caution and Home Owner Counseling Notice is Missing - Due Diligence Vendor-05/27/2025		Resolved-Primary Refinance Consumer Caution and Homeowner Counseling is not a mandatory document, updated N/A & Condition resolved. - Due Diligence Vendor-06/02/2025 Resolved-Consumer Caution and Home Owner Counseling Notice is Present or Not Applicable - Due Diligence Vendor-06/02/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4240818	N/A	N/A
XXXX	XXXX	304717659	Closed	2025-05-28 05:46	2025-06-02 10:41	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-The loan's (12.625%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow Final Closing disclosure on Pg#’s 109, Finding reflects no escrows. Rate lock date was entered correctly – see Pg#’s 327 AVM with property condition provided for 2nd lien was completed for this property – see pg 15, the appraisal disclosure was provided to the borrower(s)- see Pg#’ 414, 415 and confirmation the appraisal was delivered to the borrower – see Pg#’34. The loan meets HPML guidelines - Due Diligence Vendor-05/28/2025	Resolved-The loan's (12.625%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow  Final Closing disclosure on Pg#’s 109, Finding reflects no escrows. Rate lock date was entered correctly – see Pg#’s 327 AVM with property condition provided for 2nd lien was completed for this property – see pg 15, the appraisal disclosure was provided to the borrower(s)- see Pg#’ 414, 415 and confirmation the appraisal was delivered to the borrower – see Pg#’34. The loan meets HPML guidelines - Due Diligence Vendor-05/28/2025

																	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4253826	N/A	N/A
XXXX	XXXX	304717659	Closed	2025-05-28 05:46	2025-06-02 10:41	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	California - Higher Priced Mortgage Loan (Junior Lien 06/2013)	Resolved-This is a XXXX (HPML). The loan's APR of (12.625%) equals or exceeds the XXXX threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.74%).(XXXX) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow Final Closing disclosure on Pg#’s 109, Finding reflects no escrows. Rate lock date was entered correctly – see Pg#’s 327 AVM with property condition provided for 2nd lien was completed for this property – see pg 15, the appraisal disclosure was provided to the borrower(s)- see Pg#’ 414, 415 and confirmation the appraisal was delivered to the borrower – see Pg#’34. The loan meets HPML guidelines - Due Diligence Vendor-05/28/2025	Resolved-This is a XXXX (HPML). The loan's APR of (12.625%) equals or exceeds the XXXX threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.74%).(XXXX) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow  Final Closing disclosure on Pg#’s 109, Finding reflects no escrows. Rate lock date was entered correctly – see Pg#’s 327 AVM with property condition provided for 2nd lien was completed for this property – see pg 15, the appraisal disclosure was provided to the borrower(s)- see Pg#’ 414, 415 and confirmation the appraisal was delivered to the borrower – see Pg#’34. The loan meets HPML guidelines - Due Diligence Vendor-05/28/2025

																	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4253828	N/A	N/A
XXXX	XXXX		304685956	Closed	2025-06-27 08:59	2025-07-21 16:41	Resolved	1 - Information	C	A	Credit	Eligibility	Ineligible Housing History per program guidelines	Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-07/21/2025 Open-Housing History Does Not Meet Guideline Requirements Primary MTG pay history of XXXX exceeds guideline limit of XXXX. - Due Diligence Vendor-06/27/2025		Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-07/21/2025	XXXX			NJ	Investment	Refinance	Cash Out - Other	4585384	N/A	N/A
XXXX	XXXX		304685953	Closed	2025-06-24 03:11	2025-07-21 14:25	Resolved	1 - Information	C	A	Credit	Income/Employment	VOE performed more than 10 days prior to closing	Resolved-VOE Provided, Resolved. - Due Diligence Vendor-07/21/2025 Counter-Document Uploaded. XXXX SE VOE uploaded - Buyer-07/21/2025 Counter-VOE provided is not dated within 10 business days of close - Due Diligence Vendor-07/17/2025 Ready for Review-SE VOE uploaded - Due Diligence Vendor-07/15/2025 Open-Document Uploaded. SE VOE from Sec of State - Buyer-07/15/2025 Open-Missing VOE within 10 days from closing. CPA letter provided is not dated within 10 days of closing, - Due Diligence Vendor-06/24/2025		Resolved-VOE Provided, Resolved. - Due Diligence Vendor-07/21/2025	XXXX			NJ	Investment	Refinance	Cash Out - Other	4537506	N/A	N/A
XXXX	XXXX	304685951	Closed	2025-06-24 02:01	2025-06-26 20:38	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	California - Higher Priced Mortgage Loan (Junior Lien 06/2013)	Resolved-This is a XXXX (HPML). The loan's APR of (10.765%) equals or exceeds the XXXX threshold of (10.38%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.88%).(XXXX) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Escrow waiver disclosures and loan information is on Pg#’s 292-293, 371 and the Final Closing disclosure on Pg#’s 126, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 392, An interior and exterior appraisal was completed for this property – see pg# 30, 42, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 98, and confirmation the appraisal was delivered to the borrower – see Pg#’s 501. The loan meets HPML guidelines, resolved. we have escrow waiver in file.as loan type is 2nd lien. - Due Diligence Vendor-06/24/2025
Open- - Due Diligence Vendor-06/24/2025	Resolved-This is a XXXX (HPML). The loan's APR of (10.765%) equals or exceeds the XXXX threshold of (10.38%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.88%).(XXXX) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Escrow waiver disclosures and loan information is on Pg#’s 292-293, 371 and the Final Closing disclosure on Pg#’s 126, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 392, An interior and exterior appraisal was completed for this property – see pg# 30, 42, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 98, and confirmation the appraisal was delivered to the borrower – see Pg#’s 501. The loan meets HPML guidelines, resolved. we have escrow waiver in file.as loan type is 2nd lien. - Due Diligence Vendor-06/24/2025

																	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4537359	N/A	N/A
XXXX	XXXX	304685951	Closed	2025-06-24 02:01	2025-06-26 20:38	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-The loan's (10.765%) APR equals or exceeds the Federal HPML threshold of (10.38%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.88%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Escrow waiver disclosures and loan information is on Pg#’s 292-293, 371 and the Final Closing disclosure on Pg#’s 126, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 392, An interior and exterior appraisal was completed for this property – see pg# 30, 42, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 98, and confirmation the appraisal was delivered to the borrower – see Pg#’s 501. The loan meets HPML guidelines, resolved. we have escrow waiver in file.as loan type is 2nd lien.
 - Due Diligence Vendor-06/24/2025

Open- - Due Diligence Vendor-06/24/2025	Resolved-The loan's (10.765%) APR equals or exceeds the Federal HPML threshold of (10.38%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.88%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Escrow waiver disclosures and loan information is on Pg#’s 292-293, 371 and the Final Closing disclosure on Pg#’s 126, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s 392, An interior and exterior appraisal was completed for this property – see pg# 30, 42, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 98, and confirmation the appraisal was delivered to the borrower – see Pg#’s 501. The loan meets HPML guidelines, resolved. we have escrow waiver in file.as loan type is 2nd lien.
 - Due Diligence Vendor-06/24/2025

																	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4537360	N/A	N/A
XXXX	XXXX		304700299	Closed	2025-05-30 08:28	2025-06-05 12:07	Waived	2 - Non-Material	B	B	Credit	Income/Employment	Income/Employment General	Waived-Lender provided approved exception in file, p. 863, approved to allow use of tax transcript provided by borrower via irs.gov in lieu of transcripts obtained by XXXX. May proceed with W-2 transcript as income validation for B2 as wages are a match between W-2, WVOE and transcripts. Finding waived. - Due Diligence Vendor-05/30/2025		Waived-Lender provided approved exception in file, p. 863, approved to allow use of tax transcript provided by borrower via irs.gov in lieu of transcripts obtained by XXXX. May proceed with W-2 transcript as income validation for B2 as wages are a match between W-2, WVOE and transcripts. Finding waived. - Due Diligence Vendor-05/30/2025	XXXX		DTI is 35.2%. Maximum allowed per guidelines is 50%. Credit Score is XXXX. Minimum required per guidelines is 700. Borrower Housing History is XXXX, XXXX months. Housing History required per guidelines is 0X30, 12 months.	CA	Primary Residence	Refinance	Cash Out - Other	4282664	Originator Pre-Close	Yes
XXXX	XXXX		304729255	Closed	2025-05-30 05:05	2025-06-04 06:56	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-06/04/2025 Ready for Review-Document Uploaded. Please review uploaded credit report - Buyer-06/03/2025 Open-Borrower 1 Credit Report is Missing. - Due Diligence Vendor-05/30/2025		Resolved-Borrower 1 Credit Report is not missing. - Due Diligence Vendor-06/04/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4280403	N/A	N/A
XXXX	XXXX		304729256	Closed	2025-06-02 03:49	2025-06-12 04:34	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Requested UDM Provided with the Gap Report date that is within the 10 Business days of closing hence resolved. - Due Diligence Vendor-06/12/2025 Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-06/12/2025 Ready for Review-Document Uploaded. Fraud report with DM uploaded for review. - Buyer-06/11/2025 Open-Borrower 1 Gap Credit Report is Missing B1 Gap Report is missing. - Due Diligence Vendor-06/02/2025		Resolved-Requested UDM Provided with the Gap Report date that is within the 10 Business days of closing hence resolved. - Due Diligence Vendor-06/12/2025 Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-06/12/2025	XXXX			FL	Primary Residence	Refinance	Cash Out - Home Improvement/Reno	4295600	N/A	N/A
XXXX	XXXX		304642417	Closed	2025-06-05 09:25	2025-06-11 17:27	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Acknowledged-XXXXAcknowledges - Due Diligence Vendor-06/11/2025 Ready for Review-XXXXagrees to waive this as a grade 2 - Seller-06/09/2025 Open-Affiliated Business Disclosure is missing. - Due Diligence Vendor-06/05/2025	Ready for Review-XXXXagrees to waive this as a grade 2 - Seller-06/09/2025	Acknowledged-XXXXAcknowledges - Due Diligence Vendor-06/11/2025	XXXX			OR	Primary Residence	Refinance	No Cash Out - Borrower Initiated	4346805	Investor Post-Close	No
XXXX	XXXX		304642417	Closed	2025-06-05 09:25	2025-06-10 15:07	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Right of Rescission	Resolved-Right of Recission provided in Findings: XXXX. Resolve. - Due Diligence Vendor-06/10/2025 Ready for Review-Document Uploaded. - Buyer-06/10/2025 Open-Right of Rescission is Missing Right of Rescission / Notice of Right to Cancel is missing. - Due Diligence Vendor-06/05/2025		Resolved-Right of Recission provided in Findings:XXXX. Resolve. - Due Diligence Vendor-06/10/2025	XXXX			OR	Primary Residence	Refinance	No Cash Out - Borrower Initiated	4346801	N/A	N/A
XXXX	XXXX		304642417	Closed	2025-06-05 09:36	2025-06-10 14:58	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Trust Agreement	Resolved-Trust Certification provided in Finding: XXXX. Resolved. - Due Diligence Vendor-06/10/2025 Ready for Review-Document Uploaded. Certificate of Trust was used to clear this - Seller-06/09/2025 Open-The Trust Agreement is missing. There is a Trustee's Certification of Trust in file on p 463 but not a copy of the Trust Agreement. Vesting is in the name of the Trust. - Due Diligence Vendor-06/05/2025	Ready for Review-Document Uploaded. Certificate of Trust was used to clear this - Seller-06/09/2025	Resolved-Trust Certification provided in Finding: XXXX. Resolved. - Due Diligence Vendor-06/10/2025	XXXX			OR	Primary Residence	Refinance	No Cash Out - Borrower Initiated	4347026	N/A	N/A
XXXX	XXXX		304642417	Closed	2025-06-02 05:20	2025-06-10 06:52	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Loan Estimate	Resolved-Initial LE provided. Resolved - Due Diligence Vendor-06/10/2025 Ready for Review-Document Uploaded. - Seller-06/09/2025 Open-The Initial LE is missing. Provide along with any Revised LE's/COC's, if applicable. - Due Diligence Vendor-06/02/2025	Ready for Review-Document Uploaded. - Seller-06/09/2025	Resolved-Initial LE provided. Resolved - Due Diligence Vendor-06/10/2025	XXXX			OR	Primary Residence	Refinance	No Cash Out - Borrower Initiated	4296133	N/A	N/A
XXXX	XXXX		304642417	Closed	2025-06-02 05:21	2025-06-10 06:52	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Initial CD provided. Resolved - Due Diligence Vendor-06/10/2025 Ready for Review-Document Uploaded. - Buyer-06/09/2025 Open-TRID: Missing Closing Disclosure The Initial CD is missing. Provide along with any Revised CD's/COC's, if applicable. - Due Diligence Vendor-06/02/2025		Resolved-Initial CD provided. Resolved - Due Diligence Vendor-06/10/2025	XXXX			OR	Primary Residence	Refinance	No Cash Out - Borrower Initiated	4296140	N/A	N/A
XXXX	XXXX		304694279	Closed	2025-06-03 04:54	2025-06-23 10:31	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Per UDM report provided, monitoring ends XXXX. Resolved. - Due Diligence Vendor-06/23/2025 Ready for Review-Document Uploaded. - Buyer-06/20/2025 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Gap credit report provided is dated more than 10 business days from close. - Due Diligence Vendor-06/03/2025		Resolved-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Per UDM report provided, monitoring ends XXXX. Resolved. - Due Diligence Vendor-06/23/2025	XXXX			MD	Primary Residence	Refinance	Cash Out - Other	4309690	N/A	N/A
XXXX	XXXX	304694279	Closed	2025-06-03 06:34	2025-06-23 10:26	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)	Resolved-COC form provided. Mavent is passing. Resolved - Due Diligence Vendor-06/23/2025
Ready for Review-Document Uploaded.  - Seller-06/20/2025
Counter-Missing COC for points increase on revised CD issued on XXXX - Due Diligence Vendor-06/18/2025
Ready for Review-Document Uploaded. Please review upload - Seller-06/17/2025
														Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Missing COC forms issued when points fee increased on the CD issued on XXXX. Missing COC form for an additional points fees increase on COC form issued on XXXX.. - Due Diligence Vendor-06/03/2025	Ready for Review-Document Uploaded. - Seller-06/20/2025 Ready for Review-Document Uploaded. Please review upload - Seller-06/17/2025	Resolved-COC form provided. Mavent is passing. Resolved - Due Diligence Vendor-06/23/2025	XXXX			MD	Primary Residence	Refinance	Cash Out - Other	4310457	N/A	N/A
XXXX	XXXX		304694279	Closed	2025-06-03 06:34	2025-06-18 11:15	Resolved	1 - Information	C	A	Compliance	TRID	Federal - Closing Disclosure Business Day Waiting Period Date Warnings	Resolved-Revised final CD will corrected date and initialed by borrower provided. Resolved - Due Diligence Vendor-06/18/2025 Ready for Review-Document Uploaded. Please review upload - Buyer-06/17/2025 Open-You submitted a Last Closing Disclosure Received Date (XXXX) earlier than the Last Closing Disclosure Date Issued (XXXX). The System cannot perform a Regulation Z business day disclosure waiting period review without accurate dates. (12 CFR 1026.17(f); 1026.37; 1026.19(f); 1026.22(a)(2)) Loan closed on 5/16/25. Final CD was executed by the borrower on XXXX. - Due Diligence Vendor-06/03/2025		Resolved-Revised final CD will corrected date and initialed by borrower provided. Resolved - Due Diligence Vendor-06/18/2025	XXXX			MD	Primary Residence	Refinance	Cash Out - Other	4310456	N/A	N/A
XXXX	XXXX		304694279	Closed	2025-06-03 04:32	2025-06-18 03:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-06/18/2025 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/18/2025 Ready for Review-Document Uploaded. Please review upload - Buyer-06/17/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing 3rd Party VOE Prior to Close. - Due Diligence Vendor-06/07/2025		Resolved-Borrower 1 3rd Party VOE uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-06/18/2025 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/18/2025	XXXX			MD	Primary Residence	Refinance	Cash Out - Other	4309556	N/A	N/A
XXXX	XXXX	304717715	Closed	2025-06-04 05:31	2025-06-26 06:25	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Gap Credit Report is more than 10 business days, provided Updated gap Credit Report, Changes made in system, Finding Resolved - Due Diligence Vendor-06/26/2025
Resolved-Borrower 1 Gap Credit Report is not expired. - Due Diligence Vendor-06/26/2025
Ready for Review-Document Uploaded. Gap credit ordered and received on 5.23, good for 10 business days - loan closed XXXX.  We are within the 10- day period. Kindly please clear as presented, thank you - Buyer-06/25/2025
														Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Borrower 1 Gap Credit Report provided is not within 10 business days of close. - Due Diligence Vendor-06/04/2025		Resolved-Gap Credit Report is more than 10 business days, provided Updated gap Credit Report, Changes made in system, Finding Resolved - Due Diligence Vendor-06/26/2025 Resolved-Borrower 1 Gap Credit Report is not expired. - Due Diligence Vendor-06/26/2025	XXXX			AZ	Primary Residence	Refinance	Cash Out - Other	4328445	N/A	N/A
XXXX	XXXX	304717715	Closed	2025-06-04 06:28	2025-06-09 13:42	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-The loan's (13.318%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Rate lock date was entered correctly – see Pg#’s 747. An interior and exterior appraisal was completed for this property – see pg 131 , the appraisal disclosure was provided to the borrower(s)- see Pg#’1169, 725 , and copy of the appraisal was given to the borrower – see Pg#’s 566 for delivery confirmation. The loan meets HPML guidelines. - Due Diligence Vendor-06/04/2025	Resolved-The loan's (13.318%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Rate lock date was entered correctly – see Pg#’s 747. An interior and exterior appraisal was completed for this property – see pg 131 , the appraisal disclosure was provided to the borrower(s)- see Pg#’1169, 725 , and copy of the appraisal was given to the borrower – see Pg#’s 566 for delivery confirmation. The loan meets HPML guidelines. - Due Diligence Vendor-06/04/2025

																	XXXX			AZ	Primary Residence	Refinance	Cash Out - Other	4328888	N/A	N/A
XXXX	XXXX	304717710	Closed	2025-06-27 09:35	2025-07-25 17:14	Resolved	1 - Information	C	A	Compliance	Interest:DaysInYear	Texas - Days Used For Interest Calculation	Resolved-Received documentation, compliance test is passing finding resolved. - Due Diligence Vendor-07/25/2025
Resolved- - Due Diligence Vendor-07/11/2025
Ready for Review-We drew the documents based off of your CD. As a note, your per diem interest charge used a 365-day value ($XXXX) instead of a 360-day value ($XXXX), so it appears that you may have used a 365 daily interest for your P&I. You should double check your XXXX or XXXX. XXXX results to confirm this. This condition may have appeared because your Note rate was at 9.875%, but the APR was over 10%. Second-lien, consumer-purpose loans over 10% are subject to additional requirements in Chapter 342 of the XXXX Finance Code. We would defer to your compliance analyzer system for state and federal high-cost test results, as we do not perform this analysis under our engagement agreement. However, as XXXX takes an expanded view of interest that is not limited to the Note rate (see XXXX Finance Code Section 301.002(4)), using APR would be recommended to determine whether Chapter 342 requirements apply. Included among the Chapter 342 requirements is the provision referred to by the compliance check. As the compliance check appeared to use APR for the determination, they added the issue concerning the 365-day interest calculation per Section 342.002 of the XXXX Finance Code. A lender credit that could adjust the APR to at or under 10% could resolve the condition for this loan if it is a concern. Or if you did use the 365-day interest calculation, you can confirm that with the compliance check. Please see attached from XXXX. It looks like they used the 365 day calculation. - Seller-07/10/2025
Open- - Due Diligence Vendor-07/10/2025
Ready for Review-Document Uploaded. We drew the documents based off of your CD. As a note, your per diem interest charge used a 365-day value ($XXXX) instead of a 360-day value ($XXXX), so it appears that you may have used a 365 daily interest for your P&I. You should double check your Mavent or Comp. Ease results to confirm this.

This condition may have appeared because your Note rate was at 9.875%, but the APR was over 10%. Second-lien, consumer-purpose loans over 10% are subject to additional requirements in Chapter 342 of the XXXX Finance Code.  We would defer to your compliance analyzer system for state and federal high-cost test results, as we do not perform this analysis under our engagement agreement. However, as Texas takes an expanded view of interest that is not limited to the Note rate (see XXXX Finance Code Section 301.002(4)), using APR would be recommended to determine whether Chapter 342 requirements apply.

Included among the Chapter 342 requirements is the provision referred to by the compliance check. As the compliance check appeared to use APR for the determination, they added the issue concerning the 365-day interest calculation per Section 342.002 of the XXXX Finance Code. A lender credit that could adjust the APR to at or under 10% could resolve the condition for this loan if it is a concern. Or if you did use the 365-day interest calculation, you can confirm that with the compliance check.

Please see attached from XXXX. It looks like they used the 365 day calculation.
 - Buyer-07/09/2025
Open-The XXXX Credit Title - Regulated Loans Provisions require a 365-day year for  interest calculations. (XXXX. Fin. Code 342.002) - Due Diligence Vendor-06/27/2025
Open- - Due Diligence Vendor-06/27/2025	Ready for Review-We drew the documents based off of your CD. As a note, your per diem interest charge used a 365-day value ($XXXX) instead of a 360-day value ($XXXX), so it appears that you may have used a 365 daily interest for your P&I. You should double check your Mavent or Comp. Ease results to confirm this. This condition may have appeared because your Note rate was at 9.875%, but the APR was over 10%. Second-lien, consumer-purpose loans over 10% are subject to additional requirements in Chapter 342 of the XXXX Finance Code. We would defer to your compliance analyzer system for state and federal high-cost test results, as we do not perform this analysis under our engagement agreement. However, as Texas takes an expanded view of interest that is not limited to the Note rate (see XXXX Finance Code Section 301.002(4)), using APR would be recommended to determine whether Chapter 342 requirements apply. Included among the Chapter 342 requirements is the provision referred to by the compliance check. As the compliance check appeared to use APR for the determination, they added the issue concerning the 365-day interest calculation per Section 342.002 of the XXXX Finance Code. A lender credit that could adjust the APR to at or under 10% could resolve the condition for this loan if it is a concern. Or if you did use the 365-day interest calculation, you can confirm that with the compliance check. Please see attached from XXXX. It looks like they used the 365 day calculation. - Seller-07/10/2025
																Resolved-Received documentation, compliance test is passing finding resolved. - Due Diligence Vendor-07/25/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4586697	N/A	N/A
XXXX	XXXX	304717710	Closed	2025-06-05 02:17	2025-07-25 17:10	Cured	2 - Non-Material	C	B	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001262)	Cured-Received cure documentation, finding has been cured. - Due Diligence Vendor-07/25/2025
Cured- - Due Diligence Vendor-07/11/2025
Cured-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXXX). The Last CD shows a total lender credit amount of ($XXXX). The following fees "lender credits" have decreased below their baseline amounts (Credit Report Fee, Recording Fees – Mortgage/Deed of Trust, General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). cured. - Due Diligence Vendor-07/11/2025
Open- - Due Diligence Vendor-07/11/2025
Cured- - Due Diligence Vendor-07/11/2025
Cured- - Due Diligence Vendor-07/11/2025
Cured- - Due Diligence Vendor-07/11/2025
Cured- - Due Diligence Vendor-07/11/2025
Cured-Lender provided PC CD, proof of reimbursement check, LOE and proof of delivery. Finding cured.  - Due Diligence Vendor-07/11/2025
Open- - Due Diligence Vendor-07/11/2025
Open- - Due Diligence Vendor-07/11/2025
Open- - Due Diligence Vendor-07/11/2025
Ready for Review-Document Uploaded. Please see the attached PCCD LOE CURE AND CHECK - Seller-07/10/2025
Open- - Due Diligence Vendor-07/10/2025
Counter-We are aware of the lender paid fees, the total lender credit decreased from $XXXX to $XXXX, this is the reason for the fail, please review and advise accordingly.  - Due Diligence Vendor-07/02/2025
Ready for Review- It appears there may be some confusion regarding this finding. The lender credit was not reduced; rather, it was allocated directly to cover specific fees, as reflected in the "Paid by Others" section of the final Closing Disclosure. Fees marked with an "L" indicate that a portion of the lender credit was applied to those charges.
The total lender credit remains unchanged. Specifically, $XXXX is reflected under “Paid by Others,” and $XXXX is listed in Section J. As such, no additional documentation or justification should be necessary.
 - Seller-07/01/2025
Counter-The total lender cannot decrease without a valid change of circumstance, it doesnt matter if the lender paid fees are decreasing we still need COC based on this decrease, the change of circumstance we have on file is out of allowed 3 business days, please provide clarification on this discrepancy.  - Due Diligence Vendor-06/27/2025
Open- - Due Diligence Vendor-06/27/2025
Ready for Review-Document Uploaded. The lender credit was not decreased; it was reallocated directly to cover specific fees listed under the “Paid by Others” section. The total lender credit reflected in “Paid by Others” is $XXXX, and the amount listed in Section J is $XXXX. Therefore, no additional documentation or justification should be required, as the total lender credit remains unchanged. - Seller-06/26/2025
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXXX). The Last CD shows a total lender credit amount of ($XXXX). The following fees "lender credits" have decreased below their baseline amounts (Credit Report Fee, Recording Fees – Mortgage/Deed of Trust, General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). lender credits are decreased from initial LE to final Cd and there is no COC to cure the tolerance - Due Diligence Vendor-06/05/2025	Ready for Review-Document Uploaded. Please see the attached PCCD LOE CURE AND CHECK - Seller-07/10/2025
 Ready for Review- It appears there may be some confusion regarding this finding. The lender credit was not reduced; rather, it was allocated directly to cover specific fees, as reflected in the "Paid by Others" section of the final Closing Disclosure. Fees marked with an "L" indicate that a portion of the lender credit was applied to those charges.
The total lender credit remains unchanged. Specifically, $XXXX is reflected under “Paid by Others,” and $XXXX is listed in Section J. As such, no additional documentation or justification should be necessary.
 - Seller-07/01/2025
 Ready for Review-Document Uploaded. The lender credit was not decreased; it was reallocated directly to cover specific fees listed under the “Paid by Others” section. The total lender credit reflected in “Paid by Others” is $XXXX, and the amount listed in Section J is $XXXX. Therefore, no additional documentation or justification should be required, as the total lender credit remains unchanged. - Seller-06/26/2025
Cured-Received cure documentation, finding has been cured. - Due Diligence Vendor-07/25/2025
 Cured-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXXX). The Last CD shows a total lender credit amount of ($XXXX). The following fees "lender credits" have decreased below their baseline amounts (Credit Report Fee, Recording Fees – Mortgage/Deed of Trust, General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). cured. - Due Diligence Vendor-07/11/2025
 Cured- - Due Diligence Vendor-07/11/2025
 Cured-Lender provided PC CD, proof of reimbursement check, LOE and proof of delivery. Finding cured.  - Due Diligence Vendor-07/11/2025
																	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4341163	N/A	N/A
XXXX	XXXX	304717710	Closed	2025-07-11 10:23	2025-07-11 14:36	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)	Resolved- - Due Diligence Vendor-07/11/2025
Resolved- - Due Diligence Vendor-07/11/2025
Open-A Lender Credit for Excess Charges of ($XXXX), Principal Reduction for Excess Charges of ($XXXX), and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - Due Diligence Vendor-07/11/2025
Open- - Due Diligence Vendor-07/11/2025
Open-A Lender Credit for Excess Charges of ($XXXX), Principal Reduction for Excess Charges of ($XXXX), and general or specific lender credit increases of ($XXXX) were applied to the total fee variance of ($XXXX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. - Due Diligence Vendor-07/11/2025
														Open- - Due Diligence Vendor-07/11/2025		Resolved- - Due Diligence Vendor-07/11/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4787824	N/A	N/A
XXXX	XXXX		304717710	Closed	2025-06-05 08:23	2025-06-06 10:32	Waived	2 - Non-Material	B	B	Property	Appraisal	Collateral Documentation	Waived-Lender provided approved Exception in file, pg. 2315, to accept transferred appraisal from national lender XXXX that maintains its own appraiser rotation and not an XXXX. Both transfer letter and appraiser certify air compliance and non-influence. CU score also 1.7 for additional support of appraisal accuracy. Finding waived. - Due Diligence Vendor-06/05/2025		Waived-Lender provided approved Exception in file, pg. 2315, to accept transferred appraisal from national lender XXXX that maintains its own appraiser rotation and not an XXXX. Both transfer letter and appraiser certify air compliance and non-influence. CU score also 1.7 for additional support of appraisal accuracy. Finding waived. - Due Diligence Vendor-06/05/2025	XXXX		Credit Score is XXXX. Minimum required per guidelines is 700. Guideline CLTV is 85%, Qualifying CLTV is 80%. Residual Income is $XXXX. Minimum Residual Income required per guidelines is $XXXX.	TX	Primary Residence	Refinance	Cash Out - Other	4344546	Originator Pre-Close	Yes
XXXX	XXXX		304717676	Closed	2025-06-11 14:14	2025-06-13 16:02	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-06/13/2025 Resolved-Fraud Report Provided, Resolved. - Due Diligence Vendor-06/13/2025 Ready for Review-Document Uploaded. fraud report with undisclosed debt monitoring - Seller-06/12/2025 Open-Missing Third Party Fraud Report Fraud report for the 3 borrower's was missing from the file. - Due Diligence Vendor-06/11/2025	Ready for Review-Document Uploaded. fraud report with undisclosed debt monitoring - Seller-06/12/2025	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-06/13/2025 Resolved-Fraud Report Provided, Resolved. - Due Diligence Vendor-06/13/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4416235	N/A	N/A
XXXX	XXXX		304717676	Closed	2025-06-09 00:04	2025-06-13 01:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 3 Gap Credit Report is Missing	Resolved-Borrower 3 Gap Credit Report provided. Resolved - Due Diligence Vendor-06/13/2025 Ready for Review-Document Uploaded. fraud report with undisclosed debt monitoring - Buyer-06/12/2025 Open-Borrower 3 Gap Credit Report is Missing Required Gap credit report within 10 business days - Due Diligence Vendor-06/09/2025		Resolved-Borrower 3 Gap Credit Report provided. Resolved - Due Diligence Vendor-06/13/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4376178	N/A	N/A
XXXX	XXXX		304717676	Closed	2025-06-09 00:04	2025-06-13 01:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report provided. Resolved - Due Diligence Vendor-06/13/2025 Ready for Review-Document Uploaded. fraud report with undisclosed debt monitoring - Buyer-06/12/2025 Open-Borrower 1 Gap Credit Report is Missing Required Gap credit report within 10 business days - Due Diligence Vendor-06/09/2025		Resolved-Borrower 1 Gap Credit Report provided. Resolved - Due Diligence Vendor-06/13/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4376177	N/A	N/A
XXXX	XXXX	304717676	Closed	2025-06-09 00:33	2025-06-09 00:37	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-The loan's (11.149%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 197 and the Final Closing disclosure on Pg#’s 197 reflects escrows. Rate lock date was entered correctly – see Pg#’s 863 An interior and exterior appraisal was completed for this property – see pg 102-150 , the appraisal disclosure was provided to the borrower(s)- see Pg#’ 968 , and copy of the appraisal was given to the borrower – see Pg#’s 971 for the copy of the disclosure. The loan meets HPML guidelines
- Due Diligence Vendor-06/09/2025	Resolved-The loan's (11.149%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 197 and the Final Closing disclosure on Pg#’s 197 reflects escrows. Rate lock date was entered correctly – see Pg#’s 863 An interior and exterior appraisal was completed for this property – see pg 102-150 , the appraisal disclosure was provided to the borrower(s)- see Pg#’ 968 , and copy of the appraisal was given to the borrower – see Pg#’s 971 for the copy of the disclosure. The loan meets HPML guidelines
 - Due Diligence Vendor-06/09/2025

																	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4376249	N/A	N/A
XXXX	XXXX	304717676	Closed	2025-06-09 00:33	2025-06-09 00:37	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	California - Higher Priced Mortgage Loan (Junior Lien 06/2013)	Resolved-This is a XXXX (HPML). The loan's APR of (11.149%) equals or exceeds the XXXX threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.74%).(XXXX) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 197 and the Final Closing disclosure on Pg#’s 197 reflects escrows. Rate lock date was entered correctly – see Pg#’s 863 An interior and exterior appraisal was completed for this property – see pg 102-150 , the appraisal disclosure was provided to the borrower(s)- see Pg#’ 968 , and copy of the appraisal was given to the borrower – see Pg#’s 971 for the copy of the disclosure. The loan meets HPML guidelines
- Due Diligence Vendor-06/09/2025	Resolved-This is a XXXX (HPML). The loan's APR of (11.149%) equals or exceeds the XXXX threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.74%).(XXXX) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#’s 197 and the Final Closing disclosure on Pg#’s 197 reflects escrows. Rate lock date was entered correctly – see Pg#’s 863 An interior and exterior appraisal was completed for this property – see pg 102-150 , the appraisal disclosure was provided to the borrower(s)- see Pg#’ 968 , and copy of the appraisal was given to the borrower – see Pg#’s 971 for the copy of the disclosure. The loan meets HPML guidelines
 - Due Diligence Vendor-06/09/2025

																	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4376250	N/A	N/A
XXXX	XXXX	304729254	Closed	2025-06-09 00:36	2025-06-12 13:24	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-The loan's (9.826%) APR equals or exceeds the Federal HPML threshold of (9.77%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.27%).(12 CFR 1026.35(a)(1)(iii)) The loan's (11.541%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow . Rate lock date was entered correctly – see Pg#’s 241 An interior and exterior appraisal was completed for this property – see pg 33-46, the appraisal disclosure was provided to the borrower(s)- see Pg# 231and copy of the appraisal was given to the borrower – see Pg#’s 20,21 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-06/09/2025	Resolved-The loan's (9.826%) APR equals or exceeds the Federal HPML threshold of (9.77%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.27%).(12 CFR 1026.35(a)(1)(iii)) The loan's (11.541%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow . Rate lock date was entered correctly – see Pg#’s 241 An interior and exterior appraisal was completed for this property – see pg 33-46, the appraisal disclosure was provided to the borrower(s)- see Pg# 231and copy of the appraisal was given to the borrower – see Pg#’s 20,21 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-06/09/2025

																	XXXX			VA	Primary Residence	Refinance	Cash Out - Other	4376255	N/A	N/A
XXXX	XXXX		304700325	Closed	2025-06-09 01:00	2025-06-25 02:13	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Photo Identification Type Missing	Resolved-Requested Clear ID Card Provided hence resolved. - Due Diligence Vendor-06/25/2025 Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-06/25/2025 Ready for Review-Document Uploaded. Uploaded for review - Buyer-06/24/2025 Open-Borrower 2 Photo Identification Missing. Please provide valid photo identification per guideline requirements. B2 Driving license provided on page#253 is not legible. Provide updated document - Due Diligence Vendor-06/09/2025		Resolved-Requested Clear ID Card Provided hence resolved. - Due Diligence Vendor-06/25/2025 Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-06/25/2025	XXXX			OH	Primary Residence	Refinance	Cash Out - Other	4376316	N/A	N/A
XXXX	XXXX	304700325	Closed	2025-06-12 10:17	2025-06-25 02:11	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-Updated Final 1003 & 1008 Document uploaded, Verified & entered in system - Resolved
 - Due Diligence Vendor-06/23/2025
Resolved-The Final 1003 is Present - Due Diligence Vendor-06/23/2025
Ready for Review-Document Uploaded. Uploaded for review  - Seller-06/22/2025
														Open-The Final 1003 is Incomplete Variance in B2 income reflected on the 1008 and the amount verified. B2: Income verified from XXXX WVOE, p 394, current as of XXXX. YTD of $XXXX (4.29 months) + 2024 of $XXXX + 2023 of $XXXX = $XXXX / 28.29 months = $XXXX monthly income. The income worksheet, p 254, reflected a monthly income figure of $XXXX however the 2024 total income they utilized of $XXXX does not align with the figure of $XXXX from the WVOE on p 394. B2 income reflected on the Final 1003 and 1008 states $XXXX while verified income is $XXXX - Due Diligence Vendor-06/12/2025	Ready for Review-Document Uploaded. Uploaded for review - Seller-06/22/2025	Resolved-Updated Final 1003 & 1008 Document uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-06/23/2025 Resolved-The Final 1003 is Present - Due Diligence Vendor-06/23/2025	XXXX			OH	Primary Residence	Refinance	Cash Out - Other	4426507	N/A	N/A
XXXX	XXXX	304700325	Closed	2025-06-09 01:49	2025-06-23 03:05	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated Final 1003 & 1008 Document uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-06/23/2025
Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-06/23/2025
Ready for Review-Document Uploaded. Uploaded for review  - Seller-06/22/2025
Open-The 1008 document is missing from the loan file. Second Lien loan: Calculated LTV is 25.60% however the 1008 reflects the LTV and CLTV as the same at 58% which is incorrect and HCLTV was left blank.
														B2: Income verified from Equifax WVOE, p 394, current as of XXXX. YTD of $XXXX (4.29 months) + 2024 of $XXXX + 2023 of $XXXX = $XXXX / 28.29 months = $XXXX monthly income. The income worksheet, p 254, reflected a monthly income figure of $XXXX however the 2024 total income they utilized of $XXXX does not align with the figure of $XXXX from the WVOE on p 394. B2 income reflected on the Final 1003 and 1008 states $XXXX while verified income is $XXXX - Due Diligence Vendor-06/09/2025	Ready for Review-Document Uploaded. Uploaded for review - Seller-06/22/2025	Resolved-Updated Final 1003 & 1008 Document uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-06/23/2025 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-06/23/2025	XXXX			OH	Primary Residence	Refinance	Cash Out - Other	4376431	N/A	N/A
XXXX	XXXX	304700326	Closed	2025-06-06 04:19	2025-07-22 11:54	Resolved	1 - Information	C	A	Compliance	Interest:Accrual	Indiana - Periodic/360 (30/360) Accrual Method Prohibited (UCCC)	Resolved- Resolved. - Due Diligence Vendor-07/22/2025
Resolved- - Due Diligence Vendor-06/26/2025
Ready for Review-The amortization schedule calculation starts with the daily interest interest calculation which used 30/365.  please rescind  - Seller-06/25/2025
Counter-The 365 accrual method for junior liens is referencing the 365 amortization schedule and not the daily interest. - Due Diligence Vendor-06/23/2025
Open- - Due Diligence Vendor-06/23/2025
Counter-The 365 accrual method for junior liens is referencing the 365 amortization schedule and not the daily interest.    - Due Diligence Vendor-06/23/2025
Ready for Review-Final CD shows correct interest calculation  - Buyer-06/17/2025
Open-Please adjust the accrual method. Effective July 1, 2020, XXXX DFI prohibits the 30/360 interest accrual method for Junior Lien Loans.  (XXXX Code 24-4.5-2-201(4)(a)(ii); 24-4.5-3-201(3)(b)(ii); XXXX DFI Advisory Letter 2020-01) - Due Diligence Vendor-06/13/2025
Ready for Review-Document Uploaded. Daily interest on final cd matches 30/365 calculation please rescind  - Seller-06/13/2025
Open-Please adjust the accrual method. Effective July 1, 2020, XXXX DFI prohibits the 30/360 interest accrual method for Junior Lien Loans.  (XXXX Code 24-4.5-2-201(4)(a)(ii); 24-4.5-3-201(3)(b)(ii); XXXX DFI Advisory Letter 2020-01)  Please adjust the accrual method. Effective July 1, 2020, XXXXX DFI prohibits the 30/360 interest accrual method for Junior Lien Loans. State based finding.
														- Due Diligence Vendor-06/06/2025	Ready for Review-The amortization schedule calculation starts with the daily interest interest calculation which used 30/365. please rescind - Seller-06/25/2025 Ready for Review-Document Uploaded. Daily interest on final cd matches 30/365 calculation please rescind - Seller-06/13/2025	Resolved- Resolved. - Due Diligence Vendor-07/22/2025	XXXX			IN	Primary Residence	Refinance	Cash Out - Other	4357576	N/A	N/A
XXXX	XXXX		304700326	Closed	2025-06-26 07:57	2025-06-27 10:36	Resolved	1 - Information	A	A	Compliance	Tolerance:FinanceCharge	Federal - Foreclosure Rescission Finance Charge Tolerance	Resolved-HPML requirements have been met and an interior appraisal was performed. Resolved. - Due Diligence Vendor-06/27/2025 Open- - Due Diligence Vendor-06/26/2025		Resolved-HPML requirements have been met and an interior appraisal was performed. Resolved. - Due Diligence Vendor-06/27/2025	XXXX			IN	Primary Residence	Refinance	Cash Out - Other	4569648	N/A	N/A
XXXX	XXXX		304700326	Closed	2025-06-26 07:57	2025-06-27 10:36	Resolved	1 - Information	A	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Total of Payments Foreclosure Rescission Tolerance	Resolved-HPML requirements have been met and an interior appraisal was performed. Resolved. - Due Diligence Vendor-06/27/2025 Open- - Due Diligence Vendor-06/26/2025		Resolved-HPML requirements have been met and an interior appraisal was performed. Resolved. - Due Diligence Vendor-06/27/2025	XXXX			IN	Primary Residence	Refinance	Cash Out - Other	4569647	N/A	N/A
XXXX	XXXX		304700326	Closed	2025-06-26 07:57	2025-06-27 10:36	Resolved	1 - Information	A	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)	Resolved-HPML requirements have been met and an interior appraisal was performed. Resolved. - Due Diligence Vendor-06/27/2025 Open- - Due Diligence Vendor-06/26/2025		Resolved-HPML requirements have been met and an interior appraisal was performed. Resolved. - Due Diligence Vendor-06/27/2025	XXXX			IN	Primary Residence	Refinance	Cash Out - Other	4569646	N/A	N/A
XXXX	XXXX	304700326	Closed	2025-06-06 04:19	2025-06-27 10:36	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-HPML requirements have been met and an interior appraisal was performed. Resolved. - Due Diligence Vendor-06/27/2025

Open- - Due Diligence Vendor-06/26/2025

Resolved-HPML requirements have been met and an interior appraisal was performed. - Due Diligence Vendor-06/23/2025

Open- - Due Diligence Vendor-06/23/2025

Resolved-HPML requirements have been met and an interior appraisal was performed. - Due Diligence Vendor-06/13/2025

Rescinded- - Due Diligence Vendor-06/13/2025

Rescinded-HPML requirements have been met and an interior appraisal was performed. - Due Diligence Vendor-06/11/2025

Rescinded-The loan's (11.071%) APR equals or exceeds the Federal HPML threshold of (10.31%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.81%).(12 CFR 1026.35(a)(1)(iii)) The loan's (12.771%) APR equals or exceeds the Federal HPML threshold of (10.38%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.88%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow . Rate lock date was entered correctly – see Pg#’s 366 An interior and exterior appraisal was completed for this property – see pg 24-32 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 356, and copy of the appraisal was given to the borrower – see Pg#’ 14,15 for delivery confirmation. The loan meets HPML guidelines - Due Diligence Vendor-06/06/2025	Resolved-HPML requirements have been met and an interior appraisal was performed. Resolved. - Due Diligence Vendor-06/27/2025

 Resolved-HPML requirements have been met and an interior appraisal was performed. - Due Diligence Vendor-06/23/2025

 Resolved-HPML requirements have been met and an interior appraisal was performed. - Due Diligence Vendor-06/13/2025

 Rescinded-HPML requirements have been met and an interior appraisal was performed. - Due Diligence Vendor-06/11/2025

 Rescinded-The loan's (11.071%) APR equals or exceeds the Federal HPML threshold of (10.31%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.81%).(12 CFR 1026.35(a)(1)(iii))  The loan's (12.771%) APR equals or exceeds the Federal HPML threshold of (10.38%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.88%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow . Rate lock date was entered correctly – see Pg#’s 366  An interior and exterior appraisal was completed for this property – see pg 24-32 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 356, and copy of the appraisal was given to the borrower – see Pg#’ 14,15  for delivery confirmation. The loan meets HPML guidelines - Due Diligence Vendor-06/06/2025

																	XXXX			IN	Primary Residence	Refinance	Cash Out - Other	4357575	N/A	N/A
XXXX	XXXX	304700329	Closed	2025-06-09 01:22	2025-06-09 01:57	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-The loan's (10.511%) APR equals or exceeds the Federal HPML threshold of (10.2%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.7%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#249 and the Final Closing disclosure on Pg#274, Finding reflects escrows. Rate lock date was entered correctly – see Pg#232. An interior and exterior appraisal was completed for this property – see pg 19-46, the appraisal disclosure was provided to the borrower(s)- see Pg#184, 99, and confirmation the appraisal was delivered to the borrower – see Pg#18. The loan meets HPML guidelines, resolved.
- Due Diligence Vendor-06/09/2025	Resolved-The loan's (10.511%) APR equals or exceeds the Federal HPML threshold of (10.2%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.7%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing, escrow disclosures and loan information is on Pg#249 and the Final Closing disclosure on Pg#274, Finding reflects escrows. Rate lock date was entered correctly – see Pg#232. An interior and exterior appraisal was completed for this property – see pg 19-46, the appraisal disclosure was provided to the borrower(s)- see Pg#184, 99, and confirmation the appraisal was delivered to the borrower – see Pg#18. The loan meets HPML guidelines, resolved.
 - Due Diligence Vendor-06/09/2025

																	XXXX			CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno	4376362	N/A	N/A
XXXX	XXXX		304717652	Closed	2025-06-10 00:03	2025-06-17 06:35	Resolved	1 - Information	D	A	Compliance	Missing Doc	Undiscounted Rate is Missing	Resolved-In findings - Due Diligence Vendor-06/17/2025 Ready for Review-Document Uploaded. - Buyer-06/16/2025 Open-Unable to verify Undiscounted Rate. No discount point fee disclosure or alternate document in file to verify Undiscounted Rate. - Due Diligence Vendor-06/10/2025		Resolved-In findings - Due Diligence Vendor-06/17/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno	4391103	N/A	N/A
XXXX	XXXX		304717652	Closed	2025-06-09 22:54	2025-06-16 01:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Provided 1008 and 1003 income matches with Lender Income Worksheet in file. - Due Diligence Vendor-06/16/2025 Ready for Review-Document Uploaded. Uploaded for review. 1008 and 1003 match income in file - Buyer-06/13/2025 Open-Bank Statement Summary Lender Worksheet / Income Calculator is Missing for one or more borrowers. Provided Lender Income Worksheet reflecting qualifying monthly income as $XXXX whereas U/W qualified income as $XXXX same as 1003 document. - Due Diligence Vendor-06/10/2025		Resolved-Provided 1008 and 1003 income matches with Lender Income Worksheet in file. - Due Diligence Vendor-06/16/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno	4390930	N/A	N/A
XXXX	XXXX		304717672	Closed	2025-06-10 00:09	2025-06-24 13:18	Resolved	1 - Information	C	A	Compliance	TRID	Final CD: Closing Cost Detail fee(s) not disclosed in the proper section based on ability to shop	Resolved-Lender provided Post CD with corrected Title fees (Title - Title Search) moved to section C. Condition resolved. - Due Diligence Vendor-06/24/2025 Ready for Review-Document Uploaded. see attached PCCD - Seller-06/23/2025 Open-Title fees (Title - Title Search) is paid to a provider that’s not on providers list but the fee is still in section B, move the Fee (Title - Title Search) to section C. - Due Diligence Vendor-06/10/2025	Ready for Review-Document Uploaded. see attached PCCD - Seller-06/23/2025	Resolved-Lender provided Post CD with corrected Title fees (Title - Title Search) moved to section C. Condition resolved. - Due Diligence Vendor-06/24/2025	XXXX			VA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno	4391111	N/A	N/A
XXXX	XXXX		304717672	Closed	2025-06-09 23:26	2025-06-20 06:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved-Lender provided Fraud Report. Changes made in system. Condition resolved. - Due Diligence Vendor-06/20/2025 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-06/20/2025 Ready for Review-Document Uploaded. attached. - Buyer-06/18/2025 Open-Missing Third Party Fraud Report - Due Diligence Vendor-06/10/2025		Resolved-Lender provided Fraud Report. Changes made in system. Condition resolved. - Due Diligence Vendor-06/20/2025 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-06/20/2025	XXXX			VA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno	4391006	N/A	N/A
XXXX	XXXX		304717672	Closed	2025-06-09 22:42	2025-06-20 06:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Lender provided Income Worksheet. Changes made in system. Condition resolved. - Due Diligence Vendor-06/20/2025 Resolved-Validation Resolved' - Due Diligence Vendor-06/20/2025 Ready for Review-Document Uploaded. see attached. - Buyer-06/18/2025 Open-Bank Statement Summary Lender Worksheet / Income Calculator is Missing for one or more borrowers. - Due Diligence Vendor-06/10/2025		Resolved-Lender provided Income Worksheet. Changes made in system. Condition resolved. - Due Diligence Vendor-06/20/2025 Resolved-Validation Resolved' - Due Diligence Vendor-06/20/2025	XXXX			VA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno	4390909	N/A	N/A
XXXX	XXXX		304717672	Closed	2025-06-13 11:23	2025-06-17 10:55	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Hazard Insurance Policy is Missing	Waived-Exception Approved - Due Diligence Vendor-06/17/2025 Unable to Resolve-Unable to Resolve-XXXXapproves exception. Borrower has an individual policy that provides full coverage of the property. - Buyer-06/16/2025 Open-The subject property is a PUD. Provide HOA/PUD master insurance policy as required per 12.2.1. - Due Diligence Vendor-06/13/2025		Waived-Exception Approved - Due Diligence Vendor-06/17/2025	XXXX		710 FICO Borrower has an individual policy that provides full coverage of the property.	VA	Primary Residence	Refinance	Cash Out - Home Improvement/Reno	4442968	Investor Post-Close	No
XXXX	XXXX	304729294	Closed	2025-06-10 05:43	2025-07-03 04:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Updated Credit Report Supplement	Resolved-Requested LOX provided on why account #XXXX has been excluded hence resolved. - Due Diligence Vendor-07/03/2025
Ready for Review-Document Uploaded. Per the gap credit, it shows the Old tradeline and the changed tradeline – see below:

Same opening date/balance/months reviewed = we used the higher payment of $XXXX in our DTI so it would appear to be accurate.

Pretty sure these are duplicate accounts as all the info is the same except for the card number – these are only partial account numbers so that could be the reason for the variance.
 - Buyer-07/02/2025
														Open-Required XXXX as excluded in final 1003 . Required LOX are supplement for XXXX. - Due Diligence Vendor-06/10/2025		Resolved-Requested LOX provided on why account #XXXX has been excluded hence resolved. - Due Diligence Vendor-07/03/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4392305	N/A	N/A
XXXX	XXXX		304729294	Closed	2025-06-09 22:35	2025-06-26 06:32	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-1008 is missing in file, Provided the same, Changes made in system, Finding Resolved - Due Diligence Vendor-06/26/2025 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-06/26/2025 Ready for Review-Document Uploaded. Please see the attached 1008 - Buyer-06/25/2025 Open-The 1008 document is missing from the loan file. Required 1008 Document. - Due Diligence Vendor-06/10/2025		Resolved-1008 is missing in file, Provided the same, Changes made in system, Finding Resolved - Due Diligence Vendor-06/26/2025 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-06/26/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4390896	N/A	N/A
XXXX	XXXX		304729294	Closed	2025-06-11 07:45	2025-06-13 20:05	Waived	2 - Non-Material	B	B	Credit	Income/Employment	Income/Employment General	Waived-Lender provided approved exception in file, p. 837, to qualify with recent switch to 1099 income is approved. Finding waived. - Due Diligence Vendor-06/11/2025		Waived-Lender provided approved exception in file, p. 837, to qualify with recent switch to 1099 income is approved. Finding waived. - Due Diligence Vendor-06/11/2025	XXXX		Credit Score is XXXX. Minimum required per guidelines is 700. Residual Income is $XXXX. Minimum Residual Income required per guidelines is $XXXX. Qualifying LTV is 72.35%, Guideline LTV is 80%.	UT	Primary Residence	Refinance	Cash Out - Other	4409277	Originator Pre-Close	Yes
XXXX	XXXX		304729259	Closed	2025-06-10 23:06	2025-06-25 02:24	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Loan amount is less than $XXXX hence updated title policy with the coverage amount not required hence resolved. - Due Diligence Vendor-06/25/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/25/2025 Ready for Review-Document Uploaded. This is an equity advantage loan so we only need the O&E property report - Buyer-06/24/2025 Open-Title Coverage Amount of $0 is Less than Loan Amount Title Coverage Amount of is not reelecting in Title document. - Due Diligence Vendor-06/11/2025		Resolved-Loan amount is less than $XXXXX hence updated title policy with the coverage amount not required hence resolved. - Due Diligence Vendor-06/25/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/25/2025	XXXX			OR	Primary Residence	Refinance	Cash Out - Other	4406662	N/A	N/A
XXXX	XXXX	304729259	Closed	2025-06-11 00:17	2025-06-23 03:52	Resolved	1 - Information	C	A	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Resolved-Updated 1008 Document uploaded, Qualifying FICO on the 1008 matches the Qualifying FICO from the Credit Liabilities, Verified - Resolved
 - Due Diligence Vendor-06/23/2025

Resolved-Validation Resolved - Due Diligence Vendor-06/23/2025

Ready for Review-Document Uploaded.  - Buyer-06/21/2025

														Open-Qualifying FICO on the 1008 Page is '783' or blank, but the Qualifying FICO from the Credit Liabilities Page is '799' or blank. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Qualifying FICO is 799 however the FICO per the 1008 is 783. - Due Diligence Vendor-06/11/2025		Resolved-Updated 1008 Document uploaded, Qualifying FICO on the 1008 matches the Qualifying FICO from the Credit Liabilities, Verified - Resolved - Due Diligence Vendor-06/23/2025 Resolved-Validation Resolved - Due Diligence Vendor-06/23/2025	XXXX			OR	Primary Residence	Refinance	Cash Out - Other	4406937	N/A	N/A
XXXX	XXXX		304729259	Closed	2025-06-11 01:09	2025-06-17 15:25	Resolved	1 - Information	C	A	Compliance	TRID	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application	Resolved-Resolved - Due Diligence Vendor-06/17/2025 Open-The Initial Loan Estimate Disclosure Date (XXXX) is more than 3 business days from the Application Date (XXXX). Three business days from the Application Date is (XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii)) The Initial Loan Estimate Disclosure Date (2025-04-22) is more than 3 business days from the Application Date (2025-04-17). - Due Diligence Vendor-06/11/2025		Resolved-Resolved - Due Diligence Vendor-06/17/2025	XXXX			OR	Primary Residence	Refinance	Cash Out - Other	4407136	N/A	N/A
XXXX	XXXX	304729259	Closed	2025-06-11 01:09	2025-06-17 15:25	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Homeownership Counseling Disclosure Delivery	Resolved-Resolved - Due Diligence Vendor-06/17/2025
														Open-The Homeownership Counseling Disclosure Sent Date (XXXX) is more than 3 business days from the Application Date (XXXX). Three business days from the Application Date is (XXXX). Under 12 CFR 1024.20, not later than three business days after receipt of an application, or information sufficient to complete an application, the lender must provide the applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. (12 CFR 1024.20) The Homeownership Counseling Disclosure Sent Date (2025-04-22) is more than 3 business days from the Application Date (2025-04-17). - Due Diligence Vendor-06/11/2025		Resolved-Resolved - Due Diligence Vendor-06/17/2025	XXXX			OR	Primary Residence	Refinance	Cash Out - Other	4407138	N/A	N/A
XXXX	XXXX	304717699	Closed	2025-06-10 23:32	2025-07-17 08:18	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Lender provided updated title commitment showing coverage amount matching loan amount. Finding resolved. - Due Diligence Vendor-07/17/2025
Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/17/2025
Ready for Review-Document Uploaded. Please see the updated title - Buyer-07/16/2025
Counter-Document Uploaded. Title coverage of $XXXXX as stated on title commitment is not sufficient to cover loan amount. Provide final title to confirm coverage amount matches loan amount. Finding countered.  - Due Diligence Vendor-07/11/2025
Ready for Review-I’m unclear as to why XXXX is requesting this, given that it's standard industry practice for the final title policy to reflect the correct loan amount. It seems unnecessary to go through the trouble of ensuring the draft title shows the correct amount when we know the final document will accurately record it. - Buyer-07/10/2025
														Open-Title Coverage Amount of $XXXX is Less than Loan Amount Title Coverage Amount does not covers loan amount of $XXXX - Due Diligence Vendor-06/11/2025		Resolved-Lender provided updated title commitment showing coverage amount matching loan amount. Finding resolved. - Due Diligence Vendor-07/17/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/17/2025	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	4406735	N/A	N/A
XXXX	XXXX	304717699	Closed	2025-06-17 13:21	2025-07-15 16:25	Resolved	1 - Information	C	A	Credit	Eligibility	Foreclosure History does not meet guidelines	Resolved-Separation agreement Provided, Resolved. - Due Diligence Vendor-07/15/2025
Ready for Review-Document Uploaded. Please see attached  - Seller-07/10/2025
Counter-Please provide copy of separation agreement including any amendments to review and confirm. Finding countered.  - Due Diligence Vendor-07/08/2025
Ready for Review-Document Uploaded. Separation agreement awards financial responsibility for the mortgage payment to the XXXX.  An amendment does provide for the borrower to provide partial payment to the XXXX for a limited time but not the responsibility to make the payments. OK to proceed without counting the F/C against our borrower.

 - Buyer-07/07/2025
														Open-Guidelines say a foreclosure must be at least 48 months old however per Fraud report, there is a property that was foreclosed on in 2024. Please confirm. - Due Diligence Vendor-06/17/2025	Ready for Review-Document Uploaded. Please see attached - Seller-07/10/2025	Resolved-Separation agreement Provided, Resolved. - Due Diligence Vendor-07/15/2025	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	4477262	N/A	N/A
XXXX	XXXX	304717699	Closed	2025-06-11 01:24	2025-07-07 09:30	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Total of Payments Foreclosure Rescission Tolerance	Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025
Resolved- - Due Diligence Vendor-07/07/2025
Ready for Review-Document Uploaded. I would like to clarify that the APR calculation and HPML threshold referenced in your analysis appear to be inaccurate. Please see the attached screenshot from our Section 35 documentation, which outlines the APR limit and confirms that our current APR of 11.963% does not exceed this threshold. Additionally, the attached compliance report confirms there are no violations related to the HPML threshold.

It is also important to note that the APR has decreased from 11.97% to 11.963%, and this reduction—along with any understated finance charges compared to the original disclosure—constitutes a benefit to the borrower.

Per regulatory guidelines, a lender is required to re-disclose the Closing Disclosure (CD) and initiate a new three-business-day waiting period only if one of the following major changes occurs after the initial CD has been issued:

APR Increases Beyond Tolerance Thresholds:

For fixed-rate loans: More than 0.125% (1/8%)

For adjustable-rate loans: More than 0.25% (1/4%)

Loan Product Changes:

For example, a change from a fixed-rate to an adjustable-rate loan, or from a conventional to an FHA loan

Addition of a Prepayment Penalty:

If a prepayment penalty is added and was not previously disclosed

As none of these conditions apply in this case, re-disclosure and a new waiting period are not required.

Please feel free to reach out if you have any questions or would like to discuss this matter further. - Buyer-07/03/2025
Open-The disclosed Total of Payments ($XXXX) is understated by more than $XXXX when compared to the actual Total of Payments of ($XXXX). The difference is ($XXXX). After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than $XXXX. (12 CFR 1026.23(h)(2)(ii)) - Due Diligence Vendor-06/24/2025
Open- - Due Diligence Vendor-06/24/2025
														Open-The disclosed Total of Payments ($XXXX) is understated by more than $XXXX when compared to the actual Total of Payments of ($XXXX). The difference is ($XXXX). After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than $XXXX. (12 CFR 1026.23(h)(2)(ii)) The disclosed Total of Payments ($XXXX) is more than the actual Total of Payments ($XXXX) - Due Diligence Vendor-06/11/2025		Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	4407161	N/A	N/A
XXXX	XXXX	304717699	Closed	2025-06-11 01:24	2025-07-07 09:30	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	Federal - Foreclosure Rescission Finance Charge Tolerance	Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025
Resolved- - Due Diligence Vendor-07/07/2025
Ready for Review-Document Uploaded. I would like to clarify that the APR calculation and HPML threshold referenced in your analysis appear to be inaccurate. Please see the attached screenshot from our Section 35 documentation, which outlines the APR limit and confirms that our current APR of 11.963% does not exceed this threshold. Additionally, the attached compliance report confirms there are no violations related to the HPML threshold.

It is also important to note that the APR has decreased from XXXX% to XXXX%, and this reduction—along with any understated finance charges compared to the original disclosure—constitutes a benefit to the borrower.

Per regulatory guidelines, a lender is required to re-disclose the Closing Disclosure (CD) and initiate a new three-business-day waiting period only if one of the following major changes occurs after the initial CD has been issued:

APR Increases Beyond Tolerance Thresholds:

For fixed-rate loans: More than 0.125% (1/8%)

For adjustable-rate loans: More than 0.25% (1/4%)

Loan Product Changes:

For example, a change from a fixed-rate to an adjustable-rate loan, or from a conventional to an FHA loan

Addition of a Prepayment Penalty:

If a prepayment penalty is added and was not previously disclosed

As none of these conditions apply in this case, re-disclosure and a new waiting period are not required.

Please feel free to reach out if you have any questions or would like to discuss this matter further. - Seller-07/03/2025
Open-The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - Due Diligence Vendor-06/24/2025
Open- - Due Diligence Vendor-06/24/2025
Open-The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge ($XXXX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) The disclosed finance charge ($XXXX) is below the actual finance charge ($XXXX) - Due Diligence Vendor-06/11/2025	Ready for Review-Document Uploaded. I would like to clarify that the APR calculation and HPML threshold referenced in your analysis appear to be inaccurate. Please see the attached screenshot from our Section 35 documentation, which outlines the APR limit and confirms that our current APR of 11.963% does not exceed this threshold. Additionally, the attached compliance report confirms there are no violations related to the HPML threshold.

It is also important to note that the APR has decreased from XXXX% to XXXX%, and this reduction—along with any understated finance charges compared to the original disclosure—constitutes a benefit to the borrower.

Per regulatory guidelines, a lender is required to re-disclose the Closing Disclosure (CD) and initiate a new three-business-day waiting period only if one of the following major changes occurs after the initial CD has been issued:

APR Increases Beyond Tolerance Thresholds:

For fixed-rate loans: More than 0.125% (1/8%)

For adjustable-rate loans: More than 0.25% (1/4%)

Loan Product Changes:

For example, a change from a fixed-rate to an adjustable-rate loan, or from a conventional to an FHA loan

Addition of a Prepayment Penalty:

If a prepayment penalty is added and was not previously disclosed

As none of these conditions apply in this case, re-disclosure and a new waiting period are not required.

Please feel free to reach out if you have any questions or would like to discuss this matter further. - Seller-07/03/2025
																Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	4407162	N/A	N/A
XXXX	XXXX	304717699	Closed	2025-06-11 01:24	2025-07-07 09:30	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)	Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025
Resolved- - Due Diligence Vendor-07/07/2025
Ready for Review-Document Uploaded. I would like to clarify that the APR calculation and HPML threshold referenced in your analysis appear to be inaccurate. Please see the attached screenshot from our Section 35 documentation, which outlines the APR limit and confirms that our current APR of 11.963% does not exceed this threshold. Additionally, the attached compliance report confirms there are no violations related to the HPML threshold.

It is also important to note that the APR has decreased from 11.97% to 11.963%, and this reduction—along with any understated finance charges compared to the original disclosure—constitutes a benefit to the borrower.

Per regulatory guidelines, a lender is required to re-disclose the Closing Disclosure (CD) and initiate a new three-business-day waiting period only if one of the following major changes occurs after the initial CD has been issued:

APR Increases Beyond Tolerance Thresholds:

For fixed-rate loans: More than 0.125% (1/8%)

For adjustable-rate loans: More than 0.25% (1/4%)

Loan Product Changes:

For example, a change from a fixed-rate to an adjustable-rate loan, or from a conventional to an FHA loan

Addition of a Prepayment Penalty:

If a prepayment penalty is added and was not previously disclosed

As none of these conditions apply in this case, re-disclosure and a new waiting period are not required.

Please feel free to reach out if you have any questions or would like to discuss this matter further. - Buyer-07/03/2025
Open-The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) - Due Diligence Vendor-06/24/2025
Open- - Due Diligence Vendor-06/24/2025
														Open-The disclosed finance charge ($XXXX) is ($XXXX) below the actual finance charge($XXXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) The disclosed finance charge ($XXXX) is below the actual finance charge ($XXXX) - Due Diligence Vendor-06/11/2025		Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	4407164	N/A	N/A
XXXX	XXXX	304717699	Closed	2025-06-24 08:09	2025-07-07 09:30	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Total of Payments Rescission Tolerance	Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025
Resolved- - Due Diligence Vendor-07/07/2025
Ready for Review-Document Uploaded. I would like to clarify that the APR calculation and HPML threshold referenced in your analysis appear to be inaccurate. Please see the attached screenshot from our Section 35 documentation, which outlines the APR limit and confirms that our current APR of 11.963% does not exceed this threshold. Additionally, the attached compliance report confirms there are no violations related to the HPML threshold.

It is also important to note that the APR has decreased from 11.97% to 11.963%, and this reduction—along with any understated finance charges compared to the original disclosure—constitutes a benefit to the borrower.

Per regulatory guidelines, a lender is required to re-disclose the Closing Disclosure (CD) and initiate a new three-business-day waiting period only if one of the following major changes occurs after the initial CD has been issued:

APR Increases Beyond Tolerance Thresholds:

For fixed-rate loans: More than 0.125% (1/8%)

For adjustable-rate loans: More than 0.25% (1/4%)

Loan Product Changes:

For example, a change from a fixed-rate to an adjustable-rate loan, or from a conventional to an FHA loan

Addition of a Prepayment Penalty:

If a prepayment penalty is added and was not previously disclosed

As none of these conditions apply in this case, re-disclosure and a new waiting period are not required.

Please feel free to reach out if you have any questions or would like to discuss this matter further. - Seller-07/03/2025
Open-The disclosed Total of Payments ($XXXX) is understated by more than the greater of $XXXX or 1/2 of 1% of the note amount when compared to the actual Total of Payments of ($XXXX). The difference is ($XXXX). For loans subject to the right of rescission, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than 1/2 of 1 percent of the face amount of the note ($XXXX) or $XXXX, whichever is greater. (12 CFR 1026.23(g)(1)(ii)) - Due Diligence Vendor-06/24/2025
Open- - Due Diligence Vendor-06/24/2025	Ready for Review-Document Uploaded. I would like to clarify that the APR calculation and HPML threshold referenced in your analysis appear to be inaccurate. Please see the attached screenshot from our Section 35 documentation, which outlines the APR limit and confirms that our current APR of 11.963% does not exceed this threshold. Additionally, the attached compliance report confirms there are no violations related to the HPML threshold.

It is also important to note that the APR has decreased from 11.97% to 11.963%, and this reduction—along with any understated finance charges compared to the original disclosure—constitutes a benefit to the borrower.

Per regulatory guidelines, a lender is required to re-disclose the Closing Disclosure (CD) and initiate a new three-business-day waiting period only if one of the following major changes occurs after the initial CD has been issued:

APR Increases Beyond Tolerance Thresholds:

For fixed-rate loans: More than 0.125% (1/8%)

For adjustable-rate loans: More than 0.25% (1/4%)

Loan Product Changes:

For example, a change from a fixed-rate to an adjustable-rate loan, or from a conventional to an FHA loan

Addition of a Prepayment Penalty:

If a prepayment penalty is added and was not previously disclosed

As none of these conditions apply in this case, re-disclosure and a new waiting period are not required.

Please feel free to reach out if you have any questions or would like to discuss this matter further. - Seller-07/03/2025

																Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	4540603	N/A	N/A
XXXX	XXXX	304717699	Closed	2025-06-24 08:09	2025-07-07 09:30	Resolved	1 - Information	C	A	Compliance	TRID	Federal - Inaccurate Closing Disclosure APR - Redisclosure and Waiting Period	Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025
Resolved- - Due Diligence Vendor-07/07/2025
Ready for Review-Document Uploaded. I would like to clarify that the APR calculation and HPML threshold referenced in your analysis appear to be inaccurate. Please see the attached screenshot from our Section 35 documentation, which outlines the APR limit and confirms that our current APR of 11.963% does not exceed this threshold. Additionally, the attached compliance report confirms there are no violations related to the HPML threshold.

It is also important to note that the APR has decreased from 11.97% to 11.963%, and this reduction—along with any understated finance charges compared to the original disclosure—constitutes a benefit to the borrower.

Per regulatory guidelines, a lender is required to re-disclose the Closing Disclosure (CD) and initiate a new three-business-day waiting period only if one of the following major changes occurs after the initial CD has been issued:

APR Increases Beyond Tolerance Thresholds:

For fixed-rate loans: More than 0.125% (1/8%)

For adjustable-rate loans: More than 0.25% (1/4%)

Loan Product Changes:

For example, a change from a fixed-rate to an adjustable-rate loan, or from a conventional to an FHA loan

Addition of a Prepayment Penalty:

If a prepayment penalty is added and was not previously disclosed

As none of these conditions apply in this case, re-disclosure and a new waiting period are not required.

Please feel free to reach out if you have any questions or would like to discuss this matter further. - Seller-07/03/2025
Open-The Annual Percentage Rate of (11.963%) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than 3 business days before the consummation date of (XXXX). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(A); 1026.22(a)(2)) - Due Diligence Vendor-06/24/2025
Open- - Due Diligence Vendor-06/24/2025	Ready for Review-Document Uploaded. I would like to clarify that the APR calculation and HPML threshold referenced in your analysis appear to be inaccurate. Please see the attached screenshot from our Section 35 documentation, which outlines the APR limit and confirms that our current APR of 11.963% does not exceed this threshold. Additionally, the attached compliance report confirms there are no violations related to the HPML threshold.

It is also important to note that the APR has decreased from 11.97% to 11.963%, and this reduction—along with any understated finance charges compared to the original disclosure—constitutes a benefit to the borrower.

Per regulatory guidelines, a lender is required to re-disclose the Closing Disclosure (CD) and initiate a new three-business-day waiting period only if one of the following major changes occurs after the initial CD has been issued:

APR Increases Beyond Tolerance Thresholds:

For fixed-rate loans: More than 0.125% (1/8%)

For adjustable-rate loans: More than 0.25% (1/4%)

Loan Product Changes:

For example, a change from a fixed-rate to an adjustable-rate loan, or from a conventional to an FHA loan

Addition of a Prepayment Penalty:

If a prepayment penalty is added and was not previously disclosed

As none of these conditions apply in this case, re-disclosure and a new waiting period are not required.

Please feel free to reach out if you have any questions or would like to discuss this matter further. - Seller-07/03/2025

																Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	4540604	N/A	N/A
XXXX	XXXX	304717699	Closed	2025-06-24 08:09	2025-07-07 09:30	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	Federal - Closed End Finance Charge Rescission Tolerance	Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025
Resolved- - Due Diligence Vendor-07/07/2025
Ready for Review-Document Uploaded. I would like to clarify that the APR calculation and HPML threshold referenced in your analysis appear to be inaccurate. Please see the attached screenshot from our Section 35 documentation, which outlines the APR limit and confirms that our current APR of 11.963% does not exceed this threshold. Additionally, the attached compliance report confirms there are no violations related to the HPML threshold.

It is also important to note that the APR has decreased from 11.97% to 11.963%, and this reduction—along with any understated finance charges compared to the original disclosure—constitutes a benefit to the borrower.

Per regulatory guidelines, a lender is required to re-disclose the Closing Disclosure (CD) and initiate a new three-business-day waiting period only if one of the following major changes occurs after the initial CD has been issued:

APR Increases Beyond Tolerance Thresholds:

For fixed-rate loans: More than 0.125% (1/8%)

For adjustable-rate loans: More than 0.25% (1/4%)

Loan Product Changes:

For example, a change from a fixed-rate to an adjustable-rate loan, or from a conventional to an FHA loan

Addition of a Prepayment Penalty:

If a prepayment penalty is added and was not previously disclosed

As none of these conditions apply in this case, re-disclosure and a new waiting period are not required.

Please feel free to reach out if you have any questions or would like to discuss this matter further. - Buyer-07/03/2025
Open-The disclosed finance charge ($XXXX) is less than the actual finance charge ($XXXX) by ($XXXX). For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of 1% of the note amount ($XXXX) or $100, whichever is greater. (12 CFR 1026.23(g); OSC 17(c)(2)(ii)-1) - Due Diligence Vendor-06/24/2025
														Open- - Due Diligence Vendor-06/24/2025		Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	4540605	N/A	N/A
XXXX	XXXX	304717699	Closed	2025-06-24 08:09	2025-07-07 09:30	Resolved	1 - Information	C	A	Compliance	Mavent	Tolerance: Disclosure	Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025
Resolved- - Due Diligence Vendor-07/07/2025
Ready for Review-Apr fee went down from XXXX to XXXX this is the benefit to borrower and is allowed the 3 day count only restart if the APR increase.A lender must redisclose the Closing Disclosure (CD) and trigger a new three-business-day waiting period only if one of the following three major changes occurs after the initial CD has been issued:

Redisclosure and New 3-Day Waiting Period Is Required If:
APR increases beyond tolerance thresholds:

For fixed-rate loans, the APR increases by more than 0.125% (1/8%).

For adjustable-rate loans, the threshold is 0.25% (1/4%).

Loan product changes:

For example, if the loan changes from a fixed rate to an adjustable rate, or from a conventional loan to an FHA loan.

Addition of a prepayment penalty:

If a prepayment penalty is added to the loan terms and was not previously disclosed.

  - Seller-07/03/2025
Open-The Prior CD1 sent on (XXXX) was received at least 3 business days before closing. The Last CD sent on (XXXX) was not received at least 3 business days before closing. The Prior CD1 (XXXX%) APR is inaccurate when compared to the (XXXX%) actual APR. If the APR is inaccurate, a consumer must receive a corrected CD no later than (XXXX), which is 3 business days before the (XXXX) Consummation Date. If a corrected CD is not provided in person, a consumer is deemed to have received it 3 business days after the corrected CD is mailed or delivered, unless there is evidence of earlier receipt. The APR on the CD received at closing must be accurate when compared to the APR on the CD received at least 3 business days before closing and the actual APR. (12 CFR 1026.19(f)(2)(ii)(A); OSC 19(f)(2)(ii)-1) - Due Diligence Vendor-06/24/2025
Open- - Due Diligence Vendor-06/24/2025	Ready for Review-Apr fee went down from 11.97 to 11.963 this is the benefit to borrower and is allowed the 3 day count only restart if the APR increase.A lender must redisclose the Closing Disclosure (CD) and trigger a new three-business-day waiting period only if one of the following three major changes occurs after the initial CD has been issued:

Redisclosure and New 3-Day Waiting Period Is Required If:
APR increases beyond tolerance thresholds:

For fixed-rate loans, the APR increases by more than 0.125% (1/8%).

For adjustable-rate loans, the threshold is 0.25% (1/4%).

Loan product changes:

For example, if the loan changes from a fixed rate to an adjustable rate, or from a conventional loan to an FHA loan.

Addition of a prepayment penalty:

If a prepayment penalty is added to the loan terms and was not previously disclosed.

  - Seller-07/03/2025
																Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	4540606	N/A	N/A
XXXX	XXXX	304717699	Closed	2025-06-24 08:09	2025-07-07 09:30	Resolved	1 - Information	C	A	Compliance	Tolerance:APR	Federal - Closed End APR Disclosure Tolerance (Regular)	Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025
Resolved- - Due Diligence Vendor-07/07/2025
Ready for Review-Document Uploaded. I would like to clarify that the APR calculation and HPML threshold referenced in your analysis appear to be incorrect. Please refer to the attached screenshot from our Section 35 documentation, which clearly shows the APR limit and confirms that our current APR of 11.963% does not exceed it. Additionally, the attached compliance report demonstrates that there are no failures related to the HPML threshold.

It is important to note that the APR has decreased from 11.97% to 11.963%, which constitutes a benefit to the borrower. In accordance with regulatory guidance, a new three-business-day waiting period is only required if there is an increase in APR beyond the defined tolerance thresholds. The applicable rules are as follows:

A lender must re-disclose the Closing Disclosure (CD) and trigger a new three-business-day waiting period only if one of the following major changes occurs after the initial CD has been issued:

APR Increases Beyond Tolerance Thresholds:

For fixed-rate loans: More than 0.125% (1/8%)

For adjustable-rate loans: More than 0.25% (1/4%)

Loan Product Changes:

For example, a change from a fixed-rate to an adjustable-rate loan, or from a conventional to an FHA loan

Addition of a Prepayment Penalty:

If a prepayment penalty is added and was not previously disclosed

As none of these conditions are met in this case, a re-disclosure and waiting period reset is not required.

Please let me know if you have any questions or would like to discuss further. - Buyer-07/03/2025
Open-The disclosed APR (11.963) is lower than the actual APR (12.138) by more than .125%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .125% on a regular mortgage transaction. (12 CFR 1026.17(f), 1026.19(a)(2), & 1026.22(a)(2)) - Due Diligence Vendor-06/24/2025
														Open- - Due Diligence Vendor-06/24/2025		Resolved-Updated Per Diem interest for equity advantage loans. Finding resolved. - Due Diligence Vendor-07/07/2025	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	4540607	N/A	N/A
XXXX	XXXX	304717699	Closed	2025-06-11 01:24	2025-07-07 09:30	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-The loan's (11.963%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) 2nd lien--The loan meets HPML guidelines. Finding resolved. - Due Diligence Vendor-07/07/2025
Open- - Due Diligence Vendor-07/07/2025
Ready for Review-Document Uploaded. I would like to clarify that the APR calculation and HPML threshold referenced in your analysis appear to be incorrect. Please refer to the attached screenshot from our Section 35 documentation, which clearly shows the APR limit and confirms that our current APR of 11.963% does not exceed it. Additionally, the attached compliance report demonstrates that there are no failures related to the HPML threshold.

It is important to note that the APR has decreased from 11.97% to 11.963%, which constitutes a benefit to the borrower. In accordance with regulatory guidance, a new three-business-day waiting period is only required if there is an increase in APR beyond the defined tolerance thresholds. The applicable rules are as follows:

A lender must re-disclose the Closing Disclosure (CD) and trigger a new three-business-day waiting period only if one of the following major changes occurs after the initial CD has been issued:

APR Increases Beyond Tolerance Thresholds:

For fixed-rate loans: More than 0.125% (1/8%)

For adjustable-rate loans: More than 0.25% (1/4%)

Loan Product Changes:

For example, a change from a fixed-rate to an adjustable-rate loan, or from a conventional to an FHA loan

Addition of a Prepayment Penalty:

If a prepayment penalty is added and was not previously disclosed

As none of these conditions are met in this case, a re-disclosure and waiting period reset is not required.

Please let me know if you have any questions or would like to discuss further. - Buyer-07/03/2025
Open-The loan's (12.138%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) - Due Diligence Vendor-06/24/2025
Open- - Due Diligence Vendor-06/24/2025
Resolved-The loan's (11.974%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) 2nd lien--This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s 1403 An interior and exterior appraisal was completed for this property – see pg 165-178 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 1371 , and copy of the appraisal was given to the borrower – see Pg#’s 155 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-06/11/2025	Resolved-The loan's (11.963%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) 2nd lien--The loan meets HPML guidelines. Finding resolved. - Due Diligence Vendor-07/07/2025

 Resolved-The loan's (11.974%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) 2nd lien--This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s 1403 An interior and exterior appraisal was completed for this property – see pg 165-178 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 1371 , and copy of the appraisal was given to the borrower – see Pg#’s 155 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-06/11/2025

																	XXXX			CO	Primary Residence	Refinance	Cash Out - Other	4407163	N/A	N/A
XXXX	XXXX		304717644	Closed	2025-06-13 04:09	2025-06-27 02:37	Resolved	1 - Information	C	A	Credit	Borrower	Borrower 1 Ethnicity Selection is Not Provided	Resolved-Borrower 1 Ethnicity Selection is provided, Verified & entered in system - Resolved - Due Diligence Vendor-06/23/2025 Resolved-Borrower 1 Ethnicity Selection is Provided - Due Diligence Vendor-06/23/2025 Ready for Review-Document Uploaded. borrower does not have to furnish this info-see checked for "do not wish to provide" - Seller-06/20/2025 Open-Borrower 1 Ethnicity Selection is Not Provided No selection was made for Ethnicity for B1 on the 1003. - Due Diligence Vendor-06/13/2025	Ready for Review-Document Uploaded. borrower does not have to furnish this info-see checked for "do not wish to provide" - Seller-06/20/2025	Resolved-Borrower 1 Ethnicity Selection is provided, Verified & entered in system - Resolved - Due Diligence Vendor-06/23/2025 Resolved-Borrower 1 Ethnicity Selection is Provided - Due Diligence Vendor-06/23/2025	XXXX			AZ	Primary Residence	Refinance	Cash Out - Other	4436862	N/A	N/A
XXXX	XXXX		304717644	Closed	2025-06-13 04:09	2025-06-27 02:37	Resolved	1 - Information	C	A	Credit	Borrower	Borrower 1 Race Selection is Not Provided	Resolved-Borrower 1 Race Selection is provided, Verified & entered in system - Resolved - Due Diligence Vendor-06/23/2025 Resolved-Borrower 1 Race Selection is Provided - Due Diligence Vendor-06/23/2025 Ready for Review-Document Uploaded. borrower does not have to furnish this info-see checked for "do not wish to provide" - Buyer-06/20/2025 Open-Borrower 1 Race Selection is Not Provided No selection was made for Race for B1 on the 1003. - Due Diligence Vendor-06/13/2025		Resolved-Borrower 1 Race Selection is provided, Verified & entered in system - Resolved - Due Diligence Vendor-06/23/2025 Resolved-Borrower 1 Race Selection is Provided - Due Diligence Vendor-06/23/2025	XXXX			AZ	Primary Residence	Refinance	Cash Out - Other	4436863	N/A	N/A
XXXX	XXXX		304717644	Closed	2025-06-13 04:09	2025-06-27 02:37	Resolved	1 - Information	C	A	Credit	Borrower	Borrower 2 Ethnicity Selection is Not Provided	Resolved-Borrower 2 Ethnicity Selection is provided, Verified & entered in system - Resolved - Due Diligence Vendor-06/23/2025 Resolved-Borrower 2 Ethnicity Selection is Provided or is Not Applicable (Number of Borrowers is 2) - Due Diligence Vendor-06/23/2025 Ready for Review-Document Uploaded. borrower does not have to furnish this info-see checked for "do not wish to provide" - Buyer-06/20/2025 Open-Borrower 2 Ethnicity Selection is Not Provided No selection was made for Ethnicity for B2 on the 1003. - Due Diligence Vendor-06/13/2025		Resolved-Borrower 2 Ethnicity Selection is provided, Verified & entered in system - Resolved - Due Diligence Vendor-06/23/2025 Resolved-Borrower 2 Ethnicity Selection is Provided or is Not Applicable (Number of Borrowers is 2) - Due Diligence Vendor-06/23/2025	XXXX			AZ	Primary Residence	Refinance	Cash Out - Other	4436864	N/A	N/A
XXXX	XXXX		304717644	Closed	2025-06-13 04:09	2025-06-27 02:37	Resolved	1 - Information	C	A	Credit	Borrower	Borrower 2 Race Selection is Not Provided	Resolved-Borrower 2 Race Selection is provided, Verified & entered in system - Resolved - Due Diligence Vendor-06/23/2025 Resolved-Borrower 2 Race Selection is Provided or is Not Applicable (Number of Borrowers is 2) - Due Diligence Vendor-06/23/2025 Ready for Review-Document Uploaded. borrower does not have to furnish this info-see checked for "do not wish to provide" - Seller-06/20/2025 Open-Borrower 2 Race Selection is Not Provided No selection was made for Race for B2 on the 1003. - Due Diligence Vendor-06/13/2025	Ready for Review-Document Uploaded. borrower does not have to furnish this info-see checked for "do not wish to provide" - Seller-06/20/2025	Resolved-Borrower 2 Race Selection is provided, Verified & entered in system - Resolved - Due Diligence Vendor-06/23/2025 Resolved-Borrower 2 Race Selection is Provided or is Not Applicable (Number of Borrowers is 2) - Due Diligence Vendor-06/23/2025	XXXX			AZ	Primary Residence	Refinance	Cash Out - Other	4436865	N/A	N/A
XXXX	XXXX		304717644	Closed	2025-06-13 04:38	2025-06-27 02:33	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Paystubs Less Than 1 Month Provided	Resolved-Borrower 1 Paystubs of 1 Month Provided. Resolved - Due Diligence Vendor-06/27/2025 Ready for Review-Document Uploaded. Please review upload - Seller-06/26/2025 Open-Borrower 1 Paystubs Less Than 1 Month Provided B1 paystub provided is not covering 30 days. provide additional paystub - Due Diligence Vendor-06/13/2025	Ready for Review-Document Uploaded. Please review upload - Seller-06/26/2025	Resolved-Borrower 1 Paystubs of 1 Month Provided. Resolved - Due Diligence Vendor-06/27/2025	XXXX			AZ	Primary Residence	Refinance	Cash Out - Other	4437000	N/A	N/A
XXXX	XXXX		304717644	Closed	2025-06-13 04:38	2025-06-27 02:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Executed 4506-T Missing	Resolved-Borrower 2 Executed 4506-T Provided. Resolved - Due Diligence Vendor-06/27/2025 Ready for Review-Document Uploaded. Please review upload - Seller-06/26/2025 Open-Borrower 2 Executed 4506-T Missing Provide Borrower 2 Executed 4506-T Missing in file - Due Diligence Vendor-06/13/2025	Ready for Review-Document Uploaded. Please review upload - Seller-06/26/2025	Resolved-Borrower 2 Executed 4506-T Provided. Resolved - Due Diligence Vendor-06/27/2025	XXXX			AZ	Primary Residence	Refinance	Cash Out - Other	4437001	N/A	N/A
XXXX	XXXX		304687154	Closed	2025-06-18 09:25	2025-06-24 09:55	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Initial CD dated XXXX provided and entered in LM. - Due Diligence Vendor-06/24/2025 Ready for Review-Document Uploaded. - Buyer-06/21/2025 Open-TRID: Missing Closing Disclosure The initial CD is missing from the file. - Due Diligence Vendor-06/18/2025		Resolved-Initial CD dated XXXX provided and entered in LM. - Due Diligence Vendor-06/24/2025	XXXX			IL	Primary Residence	Refinance	Cash Out - Other	4487212	N/A	N/A
XXXX	XXXX	304717706	Closed	2025-06-20 08:29	2025-07-18 17:54	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Deed of Trust is Incomplete	Resolved-Only vesting in a trust, signing DOT as individuals. Resolved. - Due Diligence Vendor-07/18/2025

Ready for Review-Please escalate this as we are only vesting in a trust and not closing in a trust.  they would sign the DOT as individual.   - Buyer-07/16/2025

Counter-Per guidelines- Trusts are allowed as vested or titled owners of the subject property (but not as borrowers). The deed of trust/mortgage and all attached riders must be completed by the authorized trustee(s) of the trust that is the vested owner of the subject property. The deed of trust was not signed as a trustee of the trust but as an individual.
 - Due Diligence Vendor-07/01/2025

Ready for Review-the DOT will be signed as individual since we are only vesting in a trust - Buyer-06/30/2025

														Open-Vesting on the Deed of trust is in a trust however borrower signed as individual - Due Diligence Vendor-06/20/2025		Resolved-Only vesting in a trust, signing DOT as individuals. Resolved. - Due Diligence Vendor-07/18/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4510391	N/A	N/A
XXXX	XXXX		304717706	Closed	2025-06-16 03:56	2025-07-01 00:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy with premium amount provided. - Due Diligence Vendor-07/01/2025 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-07/01/2025 Ready for Review-Document Uploaded. - Buyer-06/30/2025 Open-Hazard Insurance Policy Partially Provided In Provided Hazard insurance premium amount is missing . Provide hazard with premium amount - Due Diligence Vendor-06/16/2025		Resolved-Hazard Insurance Policy with premium amount provided. - Due Diligence Vendor-07/01/2025 Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-07/01/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4454128	N/A	N/A
XXXX	XXXX		304717667	Closed	2025-06-16 20:18	2025-06-26 07:40	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Initial Cd is missing in file, Provided the same, Changes made in system, Finding Resolved - Due Diligence Vendor-06/26/2025 Ready for Review-Document Uploaded. Please see upload - Buyer-06/25/2025 Counter-The Initial CD provided was for a different borrower. - Due Diligence Vendor-06/24/2025 Ready for Review-Document Uploaded. - Buyer-06/21/2025 Open-Initial CD missing and any applicable COC's. - Due Diligence Vendor-06/18/2025 Open-TRID: Missing Closing Disclosure Initial cd is missing in file - Due Diligence Vendor-06/17/2025		Resolved-Initial Cd is missing in file, Provided the same, Changes made in system, Finding Resolved - Due Diligence Vendor-06/26/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4466869	N/A	N/A
XXXX	XXXX		304717667	Closed	2025-06-18 10:43	2025-06-24 10:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/24/2025 Ready for Review-Document Uploaded. - Buyer-06/21/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-06/18/2025		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-06/24/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4488507	N/A	N/A
XXXX	XXXX		304717667	Closed	2025-06-16 07:10	2025-06-24 04:32	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title coverage is less than the Loan amount, Provided Updated Document, Changes made in system, Finding Resolved - Due Diligence Vendor-06/24/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/24/2025 Ready for Review-Document Uploaded. Please review upload - Seller-06/23/2025 Open-Title Coverage Amount of $XXXXX is Less than Loan Amount XXXX - Due Diligence Vendor-06/16/2025	Ready for Review-Document Uploaded. Please review upload - Seller-06/23/2025	Resolved-Title coverage is less than the Loan amount, Provided Updated Document, Changes made in system, Finding Resolved - Due Diligence Vendor-06/24/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/24/2025	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4455505	N/A	N/A
XXXX	XXXX	304717667	Closed	2025-06-26 07:26	2025-06-26 07:35	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	California - Higher Priced Mortgage Loan (Junior Lien 06/2013)	Resolved-This is a XXXX (HPML). The loan's APR of (12.699%) equals or exceeds the XXXX threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.74%).(XXXX) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. BLoan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s 407 An interior and exterior appraisal was completed for this property – see pg 28- 37 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 406, and copy of the appraisal was given to the borrower – see Pg#’s 15 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-06/26/2025

Open- - Due Diligence Vendor-06/26/2025	Resolved-This is a XXXX (HPML). The loan's APR of (12.699%) equals or exceeds the XXXX threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the last date the interest rate is set before consummation. The comparable APOR for this loan is (6.74%).(XXXX) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. BLoan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s 407 An interior and exterior appraisal was completed for this property – see pg 28- 37 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 406, and copy of the appraisal was given to the borrower – see Pg#’s 15 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-06/26/2025

																	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4569067	N/A	N/A
XXXX	XXXX	304717667	Closed	2025-06-26 07:26	2025-06-26 07:35	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-The loan's (12.699%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. BLoan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s 407 An interior and exterior appraisal was completed for this property – see pg 28- 37 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 406, and copy of the appraisal was given to the borrower – see Pg#’s 15 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-06/26/2025

Open- - Due Diligence Vendor-06/26/2025	Resolved-The loan's (12.699%) APR equals or exceeds the Federal HPML threshold of (10.24%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.74%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. BLoan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s 407 An interior and exterior appraisal was completed for this property – see pg 28- 37 , the appraisal disclosure was provided to the borrower(s)- see Pg#’s 406, and copy of the appraisal was given to the borrower – see Pg#’s 15 for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-06/26/2025

																	XXXX			CA	Primary Residence	Refinance	Cash Out - Other	4569068	N/A	N/A
XXXX	XXXX	304729258	Closed	2025-06-16 20:06	2025-06-26 08:02	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)	Resolved-Resolved - Due Diligence Vendor-06/26/2025
Ready for Review-Document Uploaded. Uploaded for review  - Buyer-06/25/2025
														Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). Loan discount fee was added to initial CD dated XXXX in the amount of $XXXX however the file did not contain a Change of circumstance or lender credit in the same amount. - Due Diligence Vendor-06/17/2025		Resolved-Resolved - Due Diligence Vendor-06/26/2025	XXXX			GA	Primary Residence	Refinance	Cash Out - Other	4466685	N/A	N/A
XXXX	XXXX		304729281	Closed	2025-06-20 09:13	2025-06-27 05:53	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Exception provided - Due Diligence Vendor-06/27/2025 Ready for Review-Document Uploaded. - Buyer-06/26/2025 Ready for Review-Document Uploaded. Please see the attached exception related to the expired GAP credit. The GAP credit was dated XXXX, which makes it valid through XXXX. Since the closing took place just five days after the expiration date, an exception was made to accommodate this shortfall. - Buyer-06/26/2025 Open-Borrower 1 Gap Credit Report is Missing - Due Diligence Vendor-06/20/2025		Waived-Exception provided - Due Diligence Vendor-06/27/2025	XXXX		Fico 797 minimum per guidelines is 700 DTI 33.94 max per guidelines is 50% Residual income- XXXX- residual income per guidelines is none	CA	Primary Residence	Refinance	Cash Out - Other	4511228	Originator Pre-Close	Yes
XXXX	XXXX		304729281	Closed	2025-06-20 09:13	2025-06-27 05:53	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Waived-Exception provided - Due Diligence Vendor-06/27/2025 Ready for Review-Document Uploaded. Please see the attached exception related to the expired GAP credit. The GAP credit was dated XXXX, which makes it valid through XXXX. Since the closing took place just five days after the expiration date, an exception was made to accommodate this shortfall. - Buyer-06/26/2025 Open-Borrower 2 Gap Credit Report is Missing - Due Diligence Vendor-06/20/2025		Waived-Exception provided - Due Diligence Vendor-06/27/2025	XXXX		Fico 797 minimum per guidelines is 700 DTI 33.94 max per guidelines is 50% Residual income- XXXX- residual income per guidelines is none	CA	Primary Residence	Refinance	Cash Out - Other	4511229	Originator Pre-Close	Yes
XXXX	XXXX		304729291	Closed	2025-06-19 22:31	2025-07-10 01:43	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-1008 document provided. - Due Diligence Vendor-07/10/2025 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-07/10/2025 Ready for Review-Document Uploaded. - Buyer-07/10/2025 Open-The 1008 document is missing from the loan file. 1008 Missing in the file. - Due Diligence Vendor-06/20/2025		Resolved-1008 document provided. - Due Diligence Vendor-07/10/2025 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-07/10/2025	XXXX			WA	Primary Residence	Refinance	Cash Out - Other	4506104	N/A	N/A
XXXX	XXXX	304729291	Closed	2025-06-20 01:31	2025-06-25 20:07	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-The loan's (10.747%) APR equals or exceeds the Federal HPML threshold of (10.43%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.93%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. 2nd lien-no escrow and the Final Closing disclosure on Pg#’s 209, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s615, An interior and exterior appraisal was completed for this property – see pg# 93, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 1040,593 and confirmation the appraisal was delivered to the borrower – see Pg#’s 1040,593. The loan meets HPML guidelines, - Due Diligence Vendor-06/20/2025

Open- - Due Diligence Vendor-06/26/2025

Open- - Due Diligence Vendor-06/20/2025

Open- - Due Diligence Vendor-06/20/2025	Resolved-The loan's (10.747%) APR equals or exceeds the Federal HPML threshold of (10.43%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.93%).(12 CFR 1026.35(a)(1)(iii)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. 2nd lien-no escrow and the Final Closing disclosure on Pg#’s 209, Finding reflects escrows. Rate lock date was entered correctly – see Pg#’s615, An interior and exterior appraisal was completed for this property – see pg# 93, the appraisal disclosure was provided to the borrower(s)- see Pg#’s 1040,593 and confirmation the appraisal was delivered to the borrower – see Pg#’s 1040,593. The loan meets HPML guidelines, - Due Diligence Vendor-06/20/2025

																	XXXX			WA	Primary Residence	Refinance	Cash Out - Other	4506722	N/A	N/A
XXXX	XXXX		304717689	Closed	2025-06-21 00:49	2025-06-30 02:30	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/30/2025 Ready for Review-Document Uploaded. Uploaded for review - Buyer-06/27/2025 Open-Title Coverage Amount of $XXXX is Less than Loan Amount Coverage Amount on policy provided is less than loan amount. - Due Diligence Vendor-06/21/2025		Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-06/30/2025	XXXX			AK	Primary Residence	Refinance	Cash Out - Other	4520272	N/A	N/A
XXXX	XXXX		304717689	Closed	2025-06-21 02:13	2025-06-30 02:29	Resolved	1 - Information	B	A	Credit	Doc Issue	Settlement Service Provider List is Missing	Resolved-Service Provider List provided. - Due Diligence Vendor-06/30/2025 Ready for Review-Document Uploaded. Uploaded for review - Buyer-06/27/2025 Open-Settlement Service Provider List is Missing Missing Service Provider List - Due Diligence Vendor-06/21/2025		Resolved-Service Provider List provided. - Due Diligence Vendor-06/30/2025	XXXX			AK	Primary Residence	Refinance	Cash Out - Other	4520449	N/A	N/A
XXXX	XXXX		304717689	Closed	2025-06-21 01:09	2025-06-30 02:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Lender Worksheet / Income Calculator provided. - Due Diligence Vendor-06/30/2025 Resolved-Validation Resolved' - Due Diligence Vendor-06/30/2025 Ready for Review-Document Uploaded. Uploaded for review - Buyer-06/27/2025 Open-Bank Statement Summary Lender Worksheet / Income Calculator is Missing for one or more borrowers. Missing Lender income Worksheet - Due Diligence Vendor-06/21/2025		Resolved-Lender Worksheet / Income Calculator provided. - Due Diligence Vendor-06/30/2025 Resolved-Validation Resolved' - Due Diligence Vendor-06/30/2025	XXXX			AK	Primary Residence	Refinance	Cash Out - Other	4520402	N/A	N/A
XXXX	XXXX		304654979	Closed	2025-06-23 00:42	2025-07-18 04:23	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-Initial 1003 is Missing in file, provided the same, Changes made in system, Finding Resolved - Due Diligence Vendor-07/18/2025 Resolved-The Initial 1003 is Present - Due Diligence Vendor-07/18/2025 Ready for Review-Document Uploaded. - Buyer-07/17/2025 Open-The Initial 1003 is Missing Missing Initial 1003 - Due Diligence Vendor-06/23/2025		Resolved-Initial 1003 is Missing in file, provided the same, Changes made in system, Finding Resolved - Due Diligence Vendor-07/18/2025 Resolved-The Initial 1003 is Present - Due Diligence Vendor-07/18/2025	XXXX			SC	Investment	Refinance	Cash Out - Other	4523417	N/A	N/A
XXXX	XXXX		304654979	Closed	2025-06-23 05:03	2025-07-17 22:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Business Narrative	Resolved-Business narrative is Missing in file, provided the same, Changes made in system, Finding Resolved - Due Diligence Vendor-07/18/2025 Ready for Review-Document Uploaded. - Buyer-07/17/2025 Open-Missing business narratives for B1 and B2. - Due Diligence Vendor-06/23/2025		Resolved-Business narrative is Missing in file, provided the same, Changes made in system, Finding Resolved - Due Diligence Vendor-07/18/2025	XXXX			SC	Investment	Refinance	Cash Out - Other	4524110	N/A	N/A
XXXX	XXXX		304654979	Closed	2025-06-23 06:55	2025-07-17 22:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided. - Due Diligence Vendor-07/10/2025 Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/10/2025 Ready for Review-Document Uploaded. Business search dated 7/9 active - Seller-07/09/2025 Open-Borrower 2 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-06/23/2025	Ready for Review-Document Uploaded. Business search dated 7/9 active - Seller-07/09/2025	Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided. - Due Diligence Vendor-07/10/2025 Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/10/2025	XXXX			SC	Investment	Refinance	Cash Out - Other	4525017	N/A	N/A
XXXX	XXXX		304654979	Closed	2025-06-23 06:55	2025-07-17 22:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/10/2025 Ready for Review-Document Uploaded. Business search dated 7/9 active - Buyer-07/09/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-06/23/2025		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/10/2025	XXXX			SC	Investment	Refinance	Cash Out - Other	4525016	N/A	N/A
XXXX	XXXX		304717643	Closed	2025-06-26 19:35	2025-07-03 05:45	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Initial CD provided - Due Diligence Vendor-07/03/2025 Ready for Review-Document Uploaded. initial CD uploaded for review. - Buyer-07/02/2025 Open-TRID: Missing Closing Disclosure Missing Initial CD in file - Due Diligence Vendor-06/27/2025		Resolved-Initial CD provided - Due Diligence Vendor-07/03/2025	XXXX			FL	Primary Residence	Refinance	Cash Out - Other	4580706	N/A	N/A
XXXX	XXXX	304717643	Closed	2025-07-03 05:37	2025-07-03 05:44	Resolved	1 - Information	C	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. 2nd lien, no escrows and the Final Closing disclosure on Pg#’s _137___ Rate lock date was entered correctly – see Pg#’s __369___ An interior and exterior appraisal was completed for this property – see pg _78___ , the appraisal disclosure was provided to the borrower(s)- see Pg#’s__65,97_ , and copy of the appraisal was given to the borrower – see Pg#’s _67____ for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-07/03/2025

Open- - Due Diligence Vendor-07/03/2025

Open-The loan's (12.143%) APR equals or exceeds the Federal HPML threshold of (10.3%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.8%).(12 CFR 1026.35(a)(1)(iii)) The loan's (12.143%) APR equals or exceeds the Federal HPML threshold of (10.3%). The threshold is determined by adding 3.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation - Due Diligence Vendor-07/03/2025

Open- - Due Diligence Vendor-07/03/2025	Resolved-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. 2nd lien, no escrows and the Final Closing disclosure on Pg#’s _137___ Rate lock date was entered correctly – see Pg#’s __369___ An interior and exterior appraisal was completed for this property – see pg _78___ , the appraisal disclosure was provided to the borrower(s)- see Pg#’s__65,97_ , and copy of the appraisal was given to the borrower – see Pg#’s _67____ for the copy of the disclosure. The loan meets HPML guidelines - Due Diligence Vendor-07/03/2025

																	XXXX			FL	Primary Residence	Refinance	Cash Out - Other	4647820	N/A	N/A
XXXX	XXXX		304717643	Closed	2025-06-24 23:17	2025-07-02 04:01	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Requested Gap Credit Report that is within the 10 business days from closing provided hence resolved. - Due Diligence Vendor-07/02/2025 Resolved-Borrower 1 Gap Credit Report is not expired. - Due Diligence Vendor-07/02/2025 Ready for Review-Document Uploaded. UDM Report uploaded for review. - Buyer-07/01/2025 Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). - Due Diligence Vendor-06/25/2025		Resolved-Requested Gap Credit Report that is within the 10 business days from closing provided hence resolved. - Due Diligence Vendor-07/02/2025 Resolved-Borrower 1 Gap Credit Report is not expired. - Due Diligence Vendor-07/02/2025	XXXX			FL	Primary Residence	Refinance	Cash Out - Other	4551462	N/A	N/A
XXXX	XXXX		304693532	Closed	2025-06-25 07:31	2025-07-03 08:03	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Rate lock with correct doc type provided, resolved. - Due Diligence Vendor-07/03/2025 Ready for Review-Document Uploaded. updated lock attached. - Seller-07/02/2025 Counter-Doc type is ALT doc. - Due Diligence Vendor-07/01/2025 Ready for Review-Document Uploaded. UW approval from seller shows full doc - Seller-06/30/2025 Open-Lock confirmation on page #283 reflects income doc type as Full Doc Per review doc type is ALT doc. - Due Diligence Vendor-06/25/2025	Ready for Review-Document Uploaded. updated lock attached. - Seller-07/02/2025 Ready for Review-Document Uploaded. UW approval from seller shows full doc - Seller-06/30/2025	Resolved-Rate lock with correct doc type provided, resolved. - Due Diligence Vendor-07/03/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4554208	N/A	N/A
XXXX	XXXX		304693532	Closed	2025-06-25 06:16	2025-07-03 04:31	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Photo Identification Type Missing	Resolved-Requested ID for B2 provided hence resolved. - Due Diligence Vendor-07/03/2025 Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-07/03/2025 Ready for Review-Document Uploaded. IDS - Buyer-07/02/2025 Open-Borrower 2 Photo Identification Missing. Please provide valid photo identification per guideline requirements. Missing valid photo identification per guideline requirements. - Due Diligence Vendor-06/25/2025		Resolved-Requested ID for B2 provided hence resolved. - Due Diligence Vendor-07/03/2025 Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-07/03/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4553179	N/A	N/A
XXXX	XXXX		304693532	Closed	2025-06-25 06:16	2025-07-03 04:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Photo Identification Type Missing	Resolved-Requested ID for B1 provided hence resolved. - Due Diligence Vendor-07/03/2025 Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-07/03/2025 Ready for Review-Document Uploaded. IDS - Buyer-07/02/2025 Open-Borrower 1 Photo Identification Missing. Please provide valid photo identification per guideline requirements. Missing valid photo identification per guideline requirements. - Due Diligence Vendor-06/25/2025		Resolved-Requested ID for B1 provided hence resolved. - Due Diligence Vendor-07/03/2025 Resolved-Validation Resolved or Not Applicable - Due Diligence Vendor-07/03/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4553178	N/A	N/A
XXXX	XXXX		304693532	Closed	2025-06-25 05:18	2025-07-03 04:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Requested 3rd Party VOE that is within the 10 Business days from closing provided hence resolved. - Due Diligence Vendor-07/03/2025 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/03/2025 Ready for Review-Document Uploaded. VOEs - Seller-07/02/2025 Open-Borrower 1 3rd Party VOE Prior to Close Missing Borrower 1 3rd Party VOE is not within the 10 Business days from closing, provide latest 3rd Party VOE that is within the 10 Business days from closing. - Due Diligence Vendor-06/25/2025	Ready for Review-Document Uploaded. VOEs - Seller-07/02/2025	Resolved-Requested 3rd Party VOE that is within the 10 Business days from closing provided hence resolved. - Due Diligence Vendor-07/03/2025 Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-07/03/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4552582	N/A	N/A
XXXX	XXXX		304693532	Closed	2025-06-25 05:18	2025-07-03 04:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Requested 3rd Party VOE that is within the 10 Business days from closing provided hence resolved. - Due Diligence Vendor-07/03/2025 Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/03/2025 Ready for Review-Document Uploaded. VOEs - Buyer-07/02/2025 Open-Borrower 2 3rd Party VOE Prior to Close Missing Borrower 2 3rd Party VOE is not within the 10 Business days from closing, provide latest 3rd Party VOE that is within the 10 Business days from closing. - Due Diligence Vendor-06/25/2025		Resolved-Requested 3rd Party VOE that is within the 10 Business days from closing provided hence resolved. - Due Diligence Vendor-07/03/2025 Resolved-Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2) - Due Diligence Vendor-07/03/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4552583	N/A	N/A
XXXX	XXXX		304693532	Closed	2025-06-25 07:30	2025-07-02 05:52	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Requested Initial CD Provided hence resolved. - Due Diligence Vendor-07/02/2025 Ready for Review-Document Uploaded. ICD attached - Seller-07/01/2025 Open-TRID: Missing Closing Disclosure Missing initial CD. - Due Diligence Vendor-06/25/2025	Ready for Review-Document Uploaded. ICD attached - Seller-07/01/2025	Resolved-Requested Initial CD Provided hence resolved. - Due Diligence Vendor-07/02/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4554192	N/A	N/A
XXXX	XXXX		304693532	Closed	2025-06-25 04:47	2025-07-01 02:06	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Note is Missing	Resolved-Note document provided. - Due Diligence Vendor-07/01/2025 Resolved-The Note is Present - Due Diligence Vendor-07/01/2025 Ready for Review-Document Uploaded. attached - Seller-06/30/2025 Open-The Note is Missing Missing Note - Due Diligence Vendor-06/25/2025	Ready for Review-Document Uploaded. attached - Seller-06/30/2025	Resolved-Note document provided. - Due Diligence Vendor-07/01/2025 Resolved-The Note is Present - Due Diligence Vendor-07/01/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4552416	N/A	N/A
XXXX	XXXX		304729278	Closed	2025-06-26 22:13	2025-07-09 01:55	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-1008 document provided. - Due Diligence Vendor-07/09/2025 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-07/09/2025 Ready for Review-Document Uploaded. Please see the attached 1008 - Buyer-07/08/2025 Open-The 1008 document is missing from the loan file. 1008 final is missing in file. - Due Diligence Vendor-06/27/2025		Resolved-1008 document provided. - Due Diligence Vendor-07/09/2025 Resolved-The 1008 document is present in the loan file. - Due Diligence Vendor-07/09/2025	XXXX			FL	Primary Residence	Refinance	Cash Out - Other	4581049	N/A	N/A
XXXX	XXXX		304724671	Closed	2025-06-29 22:37	2025-07-14 03:23	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Requested updated title document provided with the updated coverage amount that covers loan amount, updated & Condition resolved. - Due Diligence Vendor-07/14/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/14/2025 Ready for Review-Document Uploaded. see attached. - Buyer-07/12/2025 Open-Title Coverage Amount of $XXXX is Less than Loan Amount XXXX. required Updated Title Document. - Due Diligence Vendor-06/30/2025		Resolved-Requested updated title document provided with the updated coverage amount that covers loan amount, updated & Condition resolved. - Due Diligence Vendor-07/14/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/14/2025	XXXX			ID	Investment	Refinance	Cash Out - Other	4597936	N/A	N/A